UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Address of principal executive offices) (Zip Code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Diamond Hill Small Cap Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Common Stocks - 87.6%	Shares	Fair Value
Communication Services - 4.5%
Cincinnati Bell, Inc. (a)(b)	495,394	$7,901,534
Live Nation Entertainment, Inc. (b)	1,043,945	56,863,684
		64,765,218

Consumer Discretionary - 11.3%
Aaron's, Inc.	388,269	21,145,130
Callaway Golf Co.	145,652	3,537,887
Carter's, Inc.	145,391	14,335,553
Horizon Global Corp. (a)(b)	521,089	3,715,365
Red Rock Resorts, Inc., Class A	1,437,300	38,304,045
Tenneco, Inc.	515,880	21,739,183
Vail Resorts, Inc.	213,385	58,557,112
		161,334,275

Consumer Staples - 5.6%
B&G Foods, Inc. (a)	702,270	19,277,311
Cal-Maine Foods, Inc.	429,133	20,727,124
Flowers Foods, Inc. (a)	748,285	13,962,998
Post Holdings, Inc. (a)(b)	262,200	25,706,088
		79,673,521

Energy - 3.6%
Carrizo Oil & Gas, Inc. (a)(b)	141,776	3,572,755
Cimarex Energy Co.	367,320	34,138,721
Noble Energy, Inc.	146,965	4,583,838
Riviera Resources, Inc. (b)	218,428	4,685,281
Roan Resources, Inc. (a)(b)	266,793	4,762,255
		51,742,850

Financials - 25.0%
Alleghany Corp.	21,048	13,734,451
Assured Guaranty Ltd.	143,776	6,071,660
Bank of the Ozarks, Inc. (a)	1,094,732	41,556,027
BankUnited, Inc.	875,700	30,999,780
BOK Financial Corp.	142,765	13,888,179
Brighthouse Financial, Inc. (b)	269,645	11,929,095
Brown & Brown, Inc.	905,895	26,787,315
Enstar Group Ltd. (b)	158,152	32,974,692
First Horizon National Corp.	732,955	12,650,803

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 87.6% (Continued)	Shares	Fair Value
Financials - 25.0% (Continued)
First of Long Island Corp. (The)	425,285	$9,249,949
Navigators Group, Inc. (The)	549,239	37,952,415
Popular, Inc.	571,575	29,293,219
ProAssurance Corp.	567,010	26,621,119
Reinsurance Group of America, Inc.	79,045	11,426,745
State Bank Financial Corp.	360,015	10,865,253
Sterling Bancorp	690,447	15,189,834
WMIH Corp. (b)	17,609,875	24,477,726
		355,668,262

Health Care - 3.9%
BioScrip, Inc. (a)(b)	3,471,926	10,762,971
Integer Holdings Corp. (b)	77,261	6,408,800
LifePoint Health, Inc. (b)	322,800	20,788,320
Natus Medical, Inc. (b)	498,080	17,756,552
		55,716,643

Industrials - 18.6%
Aircastle Ltd.	1,296,840	28,413,764
Alaska Air Group, Inc.	313,125	21,561,788
Allegiant Travel Co.	163,493	20,730,912
Avis Budget Group, Inc. (b)	1,208,034	38,826,213
Colfax Corp. (b)	282,415	10,183,885
Hub Group, Inc., Class A (b)	647,500	29,526,000
Hyster-Yale Materials Handling, Inc.	212,695	13,087,123
Kirby Corp. (b)	150,195	12,353,539
SPX FLOW, Inc. (b)	424,670	22,082,840
Stericycle, Inc. (b)	177,580	10,420,394
Toro Co. (The)	221,270	13,269,562
TriMas Corp. (b)	230,300	7,001,120
Trinity Industries, Inc.	1,043,140	38,220,650
		265,677,790

Information Technology - 5.7%
Anixter International, Inc. (b)	747	52,514
Broadridge Financial Solutions, Inc.	163,385	21,558,651
CommScope Holding Co., Inc. (b)	640,190	19,692,244
Sanmina Corp. (b)	777,704	21,464,630
TiVo Corp.	442,955	5,514,790

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 87.6% (Continued)	Shares	Fair Value
Information Technology - 5.7% (Continued)
WNS Holdings Ltd. - ADR (b)	243,818	$12,373,763
		80,656,592

Materials - 0.6%
Versum Materials, Inc.	219,376	7,899,730

Real Estate - 6.5%
American Campus Communities, Inc. REIT	216,810	8,923,900
CubeSmart REIT	511,415	14,590,670
iStar, Inc. REIT (a)	3,092,060	34,538,310
Jones Lang LaSalle, Inc.	63,862	9,216,564
Mid-America Apartment Communities, Inc. REIT	116,331	11,654,040
Tanger Factory Outlet Centers, Inc. REIT (a)	461,700	10,563,696
Winthrop Realty Trust REIT (c)	1,975,475	3,121,250
		92,608,430

Utilities - 2.3%
Fortis, Inc.	184,156	5,970,338
UGI Corp.	482,222	26,753,677
		32,724,015

Total Common Stocks		$1,248,467,326

Registered Investment Companies - 19.3%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (d)	5,260,173	53,022,543
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (e)	124,027,391	124,039,793
State Street Navigator Securities Lending Portfolio I, 2.27% (e)	97,410,346	97,410,346
Total Registered Investment Companies		$274,472,682

Total Investment Securities - 106.9% (Cost $1,136,490,025)		$1,522,940,008

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Net Other Assets (Liabilities) - (6.9)%	(98,340,562)

Net Assets - 100.0%	$1,424,599,446

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $94,655,298.
(b)	Non-income producing security.
(c)	Restricted and illiquid security not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees. This security was first acquired on March 17, 2011 with a total cost on September 30, 2018 of $20,011,748 and represents 0.2% of net assets.
(d)	Affiliated Fund.
(e)	The rate shown is the effective interest rate as of September 30, 2018.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Common Stocks - 91.5%	Shares	Fair Value
Communication Services - 2.5%
Liberty Media Corp. - Liberty Formula One, Series C (a)(b)	908,242	$33,777,520
TEGNA, Inc.	2,538,119	30,355,903
		64,133,423
Consumer Discretionary - 11.1%
Aaron's, Inc.	504,154	27,456,227
BorgWarner, Inc.	1,405,338	60,120,360
Carter's, Inc.	264,482	26,077,925
Goodyear Tire & Rubber Co. (The)	746,097	17,451,209
Hanesbrands, Inc. (a)	1,438,446	26,510,560
NVR, Inc. (b)	20,643	51,004,724
Red Rock Resorts, Inc., Class A	2,380,457	63,439,179
Vail Resorts, Inc.	19,687	5,402,506
		277,462,690
Consumer Staples - 7.6%
B&G Foods, Inc. (a)	1,243,370	34,130,507
Coty, Inc., Class A (a)(b)	1,098,889	13,802,046
Flowers Foods, Inc. (a)	1,919,070	35,809,846
Molson Coors Brewing Co., Class B	400,178	24,610,947
Post Holdings, Inc. (b)	832,336	81,602,221
		189,955,567
Energy - 3.7%
Cimarex Energy Co.	986,796	91,712,820

Financials - 25.3%
Bank of the Ozarks, Inc.	939,153	35,650,248
BankUnited, Inc.	2,162,328	76,546,411
BOK Financial Corp.	356,763	34,705,905
Brighthouse Financial, Inc. (b)	928,824	41,091,174
Brown & Brown, Inc.	861,698	25,480,410
Cadence Bancorp (a)	1,144,082	29,883,422
Enstar Group Ltd. (b)	78,920	16,454,820
First Horizon National Corp.	748,496	12,919,041
First Republic Bank	423,550	40,660,800
Navigators Group, Inc. (The)	437,474	30,229,453
Popular, Inc.	592,352	30,358,040

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 91.5% (Continued)	Shares	Fair Value
Financials - 25.3% (Continued)
ProAssurance Corp.	324,717	$15,245,463
Reinsurance Group of America, Inc.	255,753	36,971,654
RenaissanceRe Holdings Ltd.	61,135	8,166,413
Sterling Bancorp	1,022,594	22,497,068
SVB Financial Group (b)	139,370	43,320,377
Willis Towers Watson plc	616,835	86,936,725
WMIH Corp. (b)	33,093,518	45,999,990
		633,117,414
Health Care - 5.7%
Boston Scientific Corp. (b)	2,065,208	79,510,508
LifePoint Health, Inc. (b)	847,539	54,581,512
Orthofix Medical, Inc. (b)	157,381	9,098,196
		143,190,216
Industrials - 12.5%
Aircastle Ltd.	742,035	16,257,987
Alaska Air Group, Inc.	414,864	28,567,535
Allegiant Travel Co. (a)	258,377	32,762,204
Avis Budget Group, Inc. (b)	326,046	10,479,118
Colfax Corp. (b)	1,249,435	45,054,626
Hub Group, Inc., Class A (b)	1,284,362	58,566,907
Kirby Corp. (b)	799,314	65,743,576
Parker-Hannifin Corp.	97,920	18,010,426
Sensata Technologies Holding plc (b)	260,259	12,895,833
SPX FLOW, Inc. (b)	502,851	26,148,252
		314,486,464
Information Technology - 8.5%
Avnet, Inc.	688,180	30,809,819
Broadridge Financial Solutions, Inc.	108,647	14,335,972
CommScope Holding Co., Inc. (b)	549,821	16,912,494
Juniper Networks, Inc.	1,197,378	35,885,419
Keysight Technologies, Inc. (b)	172,109	11,407,384
Sanmina Corp. (b)	1,107,159	30,557,588
Worldpay, Inc., Class A (b)	717,825	72,694,138
		212,602,814
Materials - 3.3%
Axalta Coating Systems Ltd. (b)	2,140,629	62,420,742

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 91.5% (Continued)	Shares	Fair Value
Materials - 3.3% (Continued)
RPM International, Inc.	298,360	$19,375,498
		81,796,240
Real Estate - 8.0%
American Campus Communities, Inc. REIT	1,328,648	54,687,152
CubeSmart REIT	1,929,372	55,044,983
iStar, Inc. REIT (a)	2,125,926	23,746,593
Jones Lang LaSalle, Inc.	148,077	21,370,473
Mid-America Apartment Communities, Inc. REIT	456,122	45,694,302
		200,543,503
Utilities - 3.3%
Fortis, Inc. (a)	366,412	11,879,077
UGI Corp.	1,282,829	71,171,353
		83,050,430

Total Common Stocks		$2,292,051,581

Registered Investment Companies - 12.3%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	4,806,631	48,450,837
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (d)	116,222,668	116,234,291
State Street Institutional US Government Money Market Fund, Premier Class, 1.97% (d)	48,191,209	48,191,209
State Street Navigator Securities Lending Portfolio I, 2.27% (d)	93,617,792	93,617,792
Total Registered Investment Companies		$306,494,129

Total Investment Securities - 103.8% (Cost $2,171,056,162)		$2,598,545,710

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)

Net Other Assets (Liabilities) - (3.8)%	(94,366,529)

Net Assets - 100.0%	$2,504,179,181

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $91,308,993.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of September 30, 2018.

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Mid Cap Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Common Stocks - 91.6%	Shares	Fair Value
Communication Services - 1.9%
Liberty Media Corp. - Liberty Formula One, Series C (a)	46,046	$1,712,451
TEGNA, Inc.	58,166	695,665
		2,408,116
Consumer Discretionary - 13.8%
Aaron's, Inc.	12,672	690,117
BorgWarner, Inc.	71,533	3,060,182
Dollar General Corp.	23,210	2,536,853
Goodyear Tire & Rubber Co. (The)	33,215	776,899
Hanesbrands, Inc. (b)	64,406	1,187,003
NVR, Inc. (a)	1,081	2,670,935
Red Rock Resorts, Inc., Class A	121,714	3,243,678
Vail Resorts, Inc.	979	268,657
VF Corp.	33,572	3,137,303
		17,571,627
Consumer Staples - 7.6%
B&G Foods, Inc. (b)	32,293	886,443
Coty, Inc., Class A (a)(b)	65,588	823,785
Flowers Foods, Inc.	71,932	1,342,251
Molson Coors Brewing Co., Class B	44,881	2,760,182
Post Holdings, Inc. (a)	39,470	3,869,639
		9,682,300
Energy - 4.0%
Cimarex Energy Co.	54,799	5,093,019

Financials - 26.3%
Bank of the Ozarks, Inc.	41,989	1,593,902
BankUnited, Inc.	107,690	3,812,226
BOK Financial Corp.	15,510	1,508,813
Brighthouse Financial, Inc. (a)	40,843	1,806,894
Brown & Brown, Inc.	21,164	625,819
Discover Financial Services	39,777	3,040,952
Enstar Group Ltd. (a)	4,081	850,889
First Republic Bank	21,419	2,056,224
Franklin Resources, Inc.	39,674	1,206,486
Hartford Financial Services Group, Inc. (The)	23,591	1,178,606

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 91.6% (Continued)	Shares	Fair Value
Financials - 26.3% (Continued)
Loews Corp.	115,447	$5,798,903
Popular, Inc.	27,355	1,401,944
Reinsurance Group of America, Inc.	5,953	860,566
RenaissanceRe Holdings Ltd.	3,100	414,098
SVB Financial Group (a)	7,033	2,186,067
Willis Towers Watson plc	24,109	3,397,922
WMIH Corp. (a)	1,169,510	1,625,619
		33,365,930
Health Care - 5.5%
Boston Scientific Corp. (a)	106,747	4,109,760
LifePoint Health, Inc. (a)	45,476	2,928,654
		7,038,414
Industrials - 13.9%
Alaska Air Group, Inc.	22,529	1,551,347
Avis Budget Group, Inc. (a)	16,007	514,465
Colfax Corp. (a)	50,044	1,804,587
Deere & Co.	8,992	1,351,767
Fastenal Co.	33,656	1,952,721
Hub Group, Inc., Class A (a)	34,526	1,574,386
Kirby Corp. (a)	36,112	2,970,212
Parker-Hannifin Corp.	6,745	1,240,608
Sensata Technologies Holding plc (a)	13,242	656,141
United Continental Holdings, Inc. (a)	29,401	2,618,453
Verisk Analytics, Inc. (a)	11,780	1,420,079
		17,654,766
Information Technology - 6.2%
Avnet, Inc.	32,273	1,444,862
CommScope Holding Co., Inc. (a)	26,490	814,832
Juniper Networks, Inc.	61,510	1,843,455
Keysight Technologies, Inc. (a)	9,085	602,154
Worldpay, Inc., Class A (a)	31,232	3,162,865
		7,868,168
Materials - 3.3%
Axalta Coating Systems Ltd. (a)	111,870	3,262,129
RPM International, Inc.	14,693	954,163
		4,216,292

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 91.6% (Continued)	Shares	Fair Value
Real Estate - 6.6%
American Campus Communities, Inc. REIT	60,053	$2,471,782
CubeSmart REIT	95,502	2,724,672
Jones Lang LaSalle, Inc.	7,025	1,013,848
Mid-America Apartment Communities, Inc. REIT	21,363	2,140,145
		8,350,447
Utilities - 2.5%
UGI Corp.	57,169	3,171,736

Total Common Stocks		$116,420,815

Registered Investment Companies - 11.3%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	220,031	2,217,914
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (d)	7,034,579	7,035,283
State Street Institutional US Government Money Market Fund, Premier Class, 1.97% (d)	2,160,839	2,160,839
State Street Navigator Securities Lending Portfolio I, 2.27% (d)	2,964,506	2,964,506
Total Registered Investment Companies		$14,378,542

Total Investment Securities - 102.9% (Cost $114,920,892)		$130,799,357

Net Other Assets (Liabilities) - (2.9)%		(3,631,928)

Net Assets - 100.0%		$127,167,429

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $2,897,231.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of September 30, 2018.

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Large Cap Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Common Stocks - 98.1%	Shares	Fair Value
Communication Services - 10.8%
Alphabet, Inc., Class A (a)	185,097	$223,426,887
Charter Communications, Inc., Class A (a)	317,674	103,523,603
Comcast Corp., Class A	3,271,175	115,832,307
Facebook, Inc., Class A (a)	768,127	126,326,166
TEGNA, Inc.	2,166,167	25,907,357
Walt Disney Co. (The)	868,234	101,531,284
		696,547,604
Consumer Discretionary - 9.9%
BorgWarner, Inc.	2,728,684	116,733,102
Goodyear Tire & Rubber Co. (The)	3,049,403	71,325,536
Hanesbrands, Inc. (b)	3,546,353	65,359,286
NVR, Inc. (a)	31,822	78,625,798
TJX Cos., Inc. (The)	1,710,810	191,644,936
VF Corp.	1,196,427	111,806,103
		635,494,761
Consumer Staples - 8.3%
Constellation Brands, Inc., Class A	150,296	32,406,824
Kimberly-Clark Corp.	823,157	93,543,561
PepsiCo, Inc.	1,230,918	137,616,632
Philip Morris International, Inc.	1,734,075	141,396,476
Procter & Gamble Co. (The)	1,528,102	127,183,929
		532,147,422
Energy - 4.7%
Cimarex Energy Co.	1,327,284	123,357,775
Devon Energy Corp.	4,466,201	178,380,068
		301,737,843
Financials - 26.3%
Berkshire Hathaway, Inc., Class B (a)	922,268	197,466,801
Brighthouse Financial, Inc. (a)	1,664,618	73,642,700
Citigroup, Inc.	3,750,867	269,087,199
Discover Financial Services	2,759,740	210,982,123
First Republic Bank	858,360	82,402,560
Hartford Financial Services Group, Inc. (The)	1,931,709	96,508,182
JPMorgan Chase & Co.	1,368,614	154,434,404
Loews Corp.	2,142,555	107,620,538

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Common Stocks - 98.1% (Continued)	Shares	Fair Value
Financials - 26.3% (Continued)
Marsh & McLennan Cos., Inc.	1,375,484	$113,780,036
MetLife, Inc.	4,044,666	188,966,795
Morgan Stanley	2,232,183	103,952,762
PNC Financial Services Group, Inc. (The)	680,054	92,616,554
		1,691,460,654
Health Care - 17.8%
Abbott Laboratories	3,897,103	285,891,476
Aetna, Inc.	1,095,602	222,242,866
CVS Health Corp.	1,241,532	97,733,399
Gilead Sciences, Inc.	875,861	67,625,228
Medtronic plc	1,677,273	164,993,345
Pfizer, Inc.	3,923,939	172,927,992
Thermo Fisher Scientific, Inc.	533,994	130,337,255
		1,141,751,561
Industrials - 9.2%
Honeywell International, Inc.	462,459	76,953,178
Parker-Hannifin Corp.	679,257	124,935,740
United Continental Holdings, Inc. (a)	1,156,257	102,976,248
United Technologies Corp.	1,398,213	195,484,160
Verisk Analytics, Inc. (a)	755,212	91,040,807
		591,390,133
Information Technology - 7.6%
Apple, Inc.	497,009	112,194,812
Microsoft Corp.	1,553,311	177,652,179
Texas Instruments, Inc.	925,759	99,324,683
Worldpay, Inc., Class A (a)	973,847	98,621,486
		487,793,160
Materials - 3.5%
Axalta Coating Systems Ltd. (a)	2,460,816	71,757,395
Eastman Chemical Co.	661,849	63,352,186
Praxair, Inc.	557,376	89,587,044
		224,696,625

Total Common Stocks		$6,303,019,763

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Registered Investment Companies - 2.9%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (c)	121,814,623	$121,826,805
State Street Navigator Securities Lending Portfolio I, 2.27% (c)	65,607,531	65,607,531
Total Registered Investment Companies		$187,434,336

Total Investment Securities - 101.0% (Cost $4,829,977,110)		$6,490,454,099

Net Other Assets (Liabilities) - (1.0)%		(65,250,965)

Net Assets - 100.0%		$6,425,203,134

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $65,359,286.
(c)	The rate shown is the effective interest rate as of September 30, 2018.

plc - Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill All Cap Select Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Common Stocks - 93.6%	Shares	Fair Value
Communication Services - 8.2%
Alphabet, Inc., Class A (a)	7,682	$9,272,789
Facebook, Inc., Class A (a)	34,736	5,712,683
Liberty Media Corp. - Liberty Formula One, Series C (a)	90,438	3,363,389
		18,348,861
Consumer Discretionary - 11.8%
BorgWarner, Inc.	156,566	6,697,893
Dollar General Corp.	25,181	2,752,283
NVR, Inc. (a)	1,349	3,333,109
Red Rock Resorts, Inc., Class A	290,191	7,733,590
TJX Cos., Inc. (The)	25,157	2,818,087
Vail Resorts, Inc.	11,275	3,094,086
		26,429,048
Consumer Staples - 6.1%
PepsiCo, Inc.	29,213	3,266,013
Philip Morris International, Inc.	65,616	5,350,329
Post Holdings, Inc. (a)	50,826	4,982,981
		13,599,323
Energy - 3.5%
Cimarex Energy Co.	83,333	7,744,969

Financials - 32.8%
Bank of the Ozarks, Inc.	205,988	7,819,305
BankUnited, Inc.	108,764	3,850,246
Berkshire Hathaway, Inc., Class B (a)	54,848	11,743,505
Brighthouse Financial, Inc. (a)	179,019	7,919,801
Discover Financial Services	101,534	7,762,274
First Republic Bank	55,039	5,283,744
Loews Corp.	166,514	8,363,998
MetLife, Inc.	255,825	11,952,144
ProAssurance Corp.	70,117	3,291,993
WMIH Corp. (a)	3,928,543	5,460,675
		73,447,685
Health Care - 10.3%
Abbott Laboratories	61,802	4,533,795
Aetna, Inc.	34,480	6,994,268

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

Common Stocks - 93.6% (Continued)	Shares	Fair Value
Health Care - 10.3% (Continued)
Gilead Sciences, Inc.	93,178	$7,194,273
GlaxoSmithKline plc - ADR	110,838	4,452,362
		23,174,698
Industrials - 14.8%
Hub Group, Inc., Class A (a)	120,202	5,481,211
Johnson Controls International plc	252,859	8,850,065
Kirby Corp. (a)	72,031	5,924,550
United Continental Holdings, Inc. (a)	101,522	9,041,549
Verisk Analytics, Inc. (a)	32,494	3,917,152
		33,214,527
Information Technology - 2.5%
Sanmina Corp. (a)	206,514	5,699,786

Materials - 2.5%
Axalta Coating Systems Ltd. (a)	114,055	3,325,844
Sherwin-Williams Co. (The)	5,019	2,284,699
		5,610,543
Real Estate - 1.1%
CubeSmart REIT	83,188	2,373,354

Total Common Stocks		$209,642,794

Registered Investment Companies - 6.1%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (b)	288,265	2,905,714
State Street Institutional US Government Money Market Fund, Premier Class, 1.97% (c)	10,778,236	10,778,236
Total Registered Investment Companies		$13,683,950

Total Investment Securities - 99.7% (Cost $196,255,229)		$223,326,744

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

Registered Investment Companies - 6.1% (Continued)	Shares	Fair Value

Net Other Assets (Liabilities) - 0.3%		662,266

Net Assets - 100.0%		$223,989,010

(a)	Non-income producing security.
(b)	Affiliated Fund.
(c)	The rate shown is the effective interest rate as of September 30, 2018.

ADR - American Depositary Receipt

plc - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Common Stocks - 84.0%	Shares	Fair Value
Communication Services - 11.1%
Alphabet, Inc., Class A (a)	104,465	$126,097,612
Comcast Corp., Class A	1,905,430	67,471,276
Facebook, Inc., Class A (a)(b)	415,095	68,266,524
TEGNA, Inc. (b)	1,066,003	12,749,396
T-Mobile USA, Inc. (a)(b)	817,595	57,378,817
Twenty-First Century Fox, Inc., Class B	1,388,380	63,615,572
Walt Disney Co. (The) (b)	484,670	56,677,310
		452,256,507
Consumer Discretionary - 6.7%
BorgWarner, Inc. (b)	1,780,045	76,150,325
Dollar General Corp. (b)	360,560	39,409,208
Goodyear Tire & Rubber Co. (The) (b)	1,031,940	24,137,077
Hanesbrands, Inc. (b)	2,327,120	42,888,822
Starbucks Corp.	278,665	15,839,319
TJX Cos., Inc. (The)	284,144	31,829,811
VF Corp. (b)	440,615	41,175,472
		271,430,034
Consumer Staples - 4.9%
Constellation Brands, Inc., Class A (b)	312,974	67,483,454
Coty, Inc., Class A (a)(b)	3,820,935	47,990,944
Molson Coors Brewing Co., Class B (b)	709,918	43,659,957
Philip Morris International, Inc. (b)	501,144	40,863,282
		199,997,637
Energy - 4.1%
Cimarex Energy Co. (b)	1,205,259	112,016,771
Devon Energy Corp. (b)	1,349,695	53,906,818
		165,923,589
Financials - 24.1%
BankUnited, Inc. (b)	2,371,080	83,936,232
Berkshire Hathaway, Inc., Class B (a)(b)	494,400	105,855,984
Brighthouse Financial, Inc. (a)(b)	1,525,306	67,479,537
Citigroup, Inc. (b)	2,364,344	169,618,039
Discover Financial Services (b)	1,555,385	118,909,183
First Republic Bank (b)	465,080	44,647,680
Franklin Resources, Inc. (b)	1,359,495	41,342,243

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 84.0% (Continued)	Shares	Fair Value
Financials - 24.1% (Continued)
Hartford Financial Services Group, Inc. (The)	331,132	$16,543,355
JPMorgan Chase & Co. (b)	440,985	49,760,747
Loews Corp. (b)	1,329,172	66,764,310
MetLife, Inc.	2,768,399	129,339,601
Morgan Stanley	1,104,338	51,429,021
Popular, Inc. (b)	283,622	14,535,628
Wells Fargo & Co. (b)	426,642	22,424,303
		982,585,863
Health Care - 6.8%
Abbott Laboratories	1,474,015	108,133,740
CVS Health Corp. (b)	344,060	27,084,403
Medtronic plc (b)	916,052	90,112,035
Pfizer, Inc. (b)	1,187,175	52,318,802
		277,648,980
Industrials - 13.6%
Alaska Air Group, Inc. (b)	520,235	35,823,382
Colfax Corp. (a)(b)	515,580	18,591,815
Johnson Controls International plc (b)	2,779,035	97,266,225
Kirby Corp. (a)(b)	643,895	52,960,364
Parker-Hannifin Corp. (b)	274,455	50,480,508
Sensata Technologies Holding plc (a)(b)	745,045	36,916,980
United Continental Holdings, Inc. (a)(b)	1,733,705	154,403,767
United Technologies Corp. (b)	753,800	105,388,778
		551,831,819
Information Technology - 9.7%
Apple, Inc. (b)	345,303	77,948,699
Cognizant Technology Solutions Corp., Class A (b)	1,025,005	79,079,136
Juniper Networks, Inc. (b)	694,463	20,813,056
Microsoft Corp.	899,114	102,831,668
Texas Instruments, Inc.	306,580	32,892,968
Worldpay, Inc., Class A (a)(b)	801,720	81,190,184
		394,755,711
Materials - 3.0%
Axalta Coating Systems Ltd. (a)(b)	2,764,529	80,613,666
RPM International, Inc. (b)	652,430	42,368,804
		122,982,470

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 84.0% (Continued)	Shares	Fair Value

Total Common Stocks		$3,419,412,610

Registered Investment Companies - 30.1%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	8,994,093	90,660,455
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (d)	360,705,592	360,741,663
State Street Navigator Securities Lending Portfolio I, 2.27% (d)	775,342,229	775,342,229
Total Registered Investment Companies		$1,226,744,347

Total Investment Securities - 114.1% (Cost $3,685,706,282)		$4,646,156,957

Segregated Cash With Custodian - 26.0%		1,059,509,468

Investments Sold Short - (21.1)% (Proceeds $743,786,258)		(857,719,262)

Net Other Assets (Liabilities) - (19.0)%		(775,922,881)

Net Assets - 100.0%		$4,072,024,282

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $756,906,596.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of September 30, 2018.

plc - Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

September 30, 2018 (Unaudited)

Common Stocks - 20.9%	Shares	Fair Value
Consumer Discretionary - 7.5%
Best Buy Co., Inc.	1,025,915	$81,416,614
Big Lots, Inc.	402,470	16,819,221
Children's Place, Inc. (The)	83,130	10,624,014
Grand Canyon Education, Inc.	499,610	56,356,008
Lithia Motors, Inc., Class A	74,360	6,072,238
lululemon athletica, Inc.	26,305	4,274,300
McDonald's Corp.	89,045	14,896,338
Polaris Industries, Inc.	126,565	12,776,737
Stamps.com, Inc.	191,669	43,355,528
Tesla, Inc.	39,960	10,580,209
Under Armour, Inc., Class A	1,354,860	28,750,129
Walmart, Inc.	211,720	19,882,625
		305,803,961
Consumer Staples - 0.3%
Brown-Forman Corporation, Class B	241,180	12,191,649

Energy - 1.1%
Core Laboratories NV	312,315	36,175,446
Southwestern Energy Co.	1,852,075	9,464,103
		45,639,549
Financials - 3.2%
Bank of Hawaii Corp.	406,011	32,038,328
Cincinnati Financial Corp.	549,526	42,209,092
Commerce Bancshares, Inc.	148,985	9,835,990
First American Financial Corp.	353,403	18,232,061
Selective Insurance Group, Inc.	413,976	26,287,476
		128,602,947
Health Care - 2.8%
AbbVie, Inc.	164,880	15,594,350
Encompass Health Corp.	505,631	39,413,936
Integra LifeSciences Holdings Corp.	381,685	25,141,591
Varian Medical Systems, Inc.	321,020	35,931,769
		116,081,646
Industrials - 1.7%
Cintas Corp.	70,220	13,890,218

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 20.9% (Continued)	Shares	Fair Value
Industrials - 1.7% (Continued)
W.W. Grainger, Inc.	150,653	$53,844,889
		67,735,107
Information Technology - 2.1%
Cisco Systems, Inc.	639,583	31,115,713
Cree, Inc.	515,575	19,524,825
j2 Global, Inc.	245,180	20,313,163
Western Union Co. (The)	717,660	13,678,600
		84,632,301
Materials - 0.3%
Silgan Holdings, Inc.	501,170	13,932,526

Utilities - 1.9%
Consolidated Edison, Inc.	993,957	75,729,584

Total Common Stocks		$850,349,270

Registered Investment Companies - 0.2%	Shares	Fair Value
Industrials - 0.2%
Industrial Select Sector SPDR Fund (The)	94,005	$7,369,992

Total Investments Sold Short - 21.1% (Proceeds $743,786,258)		$857,719,262

Percentages disclosed are based on total net assets of the Fund at September 30, 2018.

NV - Naamloze Vennootschap

SPDR - Standard & Poors Depositary Receipt

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Research Opportunities Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Common Stocks - 107.9%	Shares	Fair Value
Communication Services - 11.1%
Alphabet, Inc., Class A (a)(b)	889	$1,073,094
Baidu, Inc. - ADR (a)	3,914	895,054
BT Group plc - ADR	96,768	1,429,263
Charter Communications, Inc., Class A (a)(c)	2,462	802,317
Facebook, Inc., Class A (a)	4,950	814,077
Liberty Media Corp. - Liberty Formula One, Series C (a)(c)	27,500	1,022,725
Tencent Holdings Ltd.	9,800	400,138
T-Mobile USA, Inc. (a)	9,630	675,833
		7,112,501
Consumer Discretionary - 18.1%
Aptiv plc	2,649	222,251
BorgWarner, Inc.	5,729	245,087
Delphi Technologies plc (c)	4,701	147,423
Dollar General Corp.	2,022	221,005
Fiat Chrysler Automobiles NV (a)	60,526	1,059,810
Hanesbrands, Inc.	26,900	495,767
NVR, Inc. (a)(b)	600	1,482,480
Red Rock Resorts, Inc., Class A	106,843	2,847,366
Starbucks Corp.	4,800	272,832
TJX Cos., Inc. (The)	1,626	182,145
Vail Resorts, Inc.	11,700	3,210,714
VF Corp.	12,479	1,166,163
		11,553,043
Consumer Staples - 2.0%
Cal-Maine Foods, Inc. (b)	26,000	1,255,800

Energy - 1.4%
Cimarex Energy Co. (b)	9,692	900,774

Financials - 17.6%
Bank of New York Mellon Corp. (The) (c)	16,380	835,216
Bank of the Ozarks, Inc. (c)	27,065	1,027,387
BankUnited, Inc. (b)	27,450	971,730
Berkshire Hathaway, Inc., Class B (a)(b)	1,700	363,987
Brighthouse Financial, Inc. (a)(b)	7,937	351,133

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 107.9% (Continued)	Shares	Fair Value
Financials - 17.6% (Continued)
Credit Suisse Group (SW) (a)	66,130	$992,261
Discover Financial Services (b)	15,957	1,219,913
Fairfax Financial Holdings Ltd.	586	318,331
Fairfax India Holdings Corp. (a)	24,889	371,593
First Republic Bank (c)	6,733	646,368
Franklin Resources, Inc. (b)	9,000	273,690
Julius Baer Group Ltd. (SW) (a)	7,247	362,159
MetLife, Inc. (b)	25,527	1,192,621
Popular, Inc.	10,180	521,725
SVB Financial Group (a)(c)	2,545	791,062
WMIH Corp. (a)	749,091	1,041,236
		11,280,412
Health Care - 19.2%
Acorda Therapeutics, Inc. (a)(c)	20,024	393,472
Aetna, Inc. (b)	2,935	595,365
Allergan plc	9,060	1,725,749
BioScrip, Inc. (a)(c)	403,216	1,249,970
CVS Health Corp. (c)	7,295	574,262
Endo International plc (a)(c)	172,736	2,907,147
Essilor International SA	3,200	473,602
Gilead Sciences, Inc.	8,147	629,030
GlaxoSmithKline plc - ADR (c)	50,821	2,041,480
McKesson Corp.	2,125	281,881
Medtronic plc	4,625	454,961
Shandong Weigo Group Medical Polymer Co. Ltd. (HK)	464,000	457,876
Thermo Fisher Scientific, Inc. (c)	1,927	470,342
		12,255,137
Industrials - 22.1%
Aircastle Ltd.	20,500	449,155
Alaska Air Group, Inc. (c)	6,500	447,590
Bollore Group (FR)	100,000	431,887
Colfax Corp. (a)(c)	7,300	263,238
Honeywell International, Inc.	2,500	416,000
Howden Joinery Group plc (GB)	115,000	702,206
Hub Group, Inc., Class A (a)(b)	43,288	1,973,933
Johnson Controls International plc (c)	17,606	616,210

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 107.9% (Continued)	Shares	Fair Value
Industrials - 22.1% (Continued)
Kirby Corp. (a)	4,950	$407,137
Milacron Holdings Corp. (a)	7,739	156,715
Sensata Technologies Holding plc (a)	35,233	1,745,795
Stericycle, Inc. (a)(c)	4,470	262,300
United Continental Holdings, Inc. (a)(b)	38,096	3,392,830
United Technologies Corp.	3,550	496,325
Verisk Analytics, Inc. (a)(c)	16,203	1,953,272
Welbilt, Inc. (a)(c)	9,400	196,272
WESCO International, Inc. (a)	3,240	199,098
		14,109,963
Information Technology - 9.5%
Check Point Software Technologies Ltd. (a)(c)	2,529	297,587
Cognizant Technology Solutions Corp., Class A (b)	26,135	2,016,315
First Data Corp., Class A (a)(c)	34,825	852,168
Microsoft Corp. (b)	7,569	865,667
Sanmina Corp. (a)	28,690	791,844
Texas Instruments, Inc. (c)	6,023	646,208
WNS Holdings Ltd. - ADR (a)	12,589	638,892
		6,108,681
Materials - 3.8%
Axalta Coating Systems Ltd. (a)(c)	42,734	1,246,123
RPM International, Inc.	6,000	389,640
Sherwin-Williams Co. (The)	650	295,887
Versum Materials, Inc. (c)	7,000	252,070
W.R. Grace & Co. (c)	3,700	264,402
		2,448,122
Real Estate - 3.1%
American Campus Communities, Inc. REIT (b)(c)	6,909	284,374
CubeSmart REIT	6,051	172,635
iStar, Inc. REIT (b)(c)	106,007	1,184,098
Mid-America Apartment Communities, Inc. REIT	2,035	203,866
Public Storage REIT (b)	856	172,595
		2,017,568

Total Common Stocks		$69,042,001

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Corporate Bonds - 0.7%	Coupon	Maturity	Shares / Par Value	Fair Value
Communication Services- 0.7%
Frontier Communications Corp. (d)	8.500%	04/01/26	$500,000	$472,500

Total Corporate Bonds				$472,500

Registered Investment Companies - 27.3%	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 2.27% (e)	17,453,882	$17,453,882

Total Investment Securities - 135.9% (Cost $74,408,113)		$86,968,383

Segregated Cash With Custodian - 13.1%		8,370,957

Investments Sold Short - (21.4)% (Proceeds $11,192,009)		(13,669,204)

Net Other Assets (Liabilities) - (27.6)%		(17,694,918)

Net Assets - 100.0%		$63,975,218

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $16,997,674.
(d)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of September 30, 2018 was $472,500, representing 0.7% of net assets.
(e)	The rate shown is the effective interest rate as of September 30, 2018.

ADR - American Depositary Receipt

FR - French Security

GB - British Security

HK - Hong Kong Security

NV - Naamloze Vennootschap

plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Societe Anonyme

SW - Swiss Security

See accompanying notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

September 30, 2018 (Unaudited)

Common Stocks - 21.4%	Shares	Fair Value
Communication Services - 0.8%
Cogent Communications Holdings, Inc.	9,413	$525,245

Consumer Discretionary - 7.9%
Bed Bath & Beyond, Inc.	3,295	49,425
Best Buy Co., Inc.	14,575	1,156,672
Big Lots, Inc.	5,100	213,129
Grand Canyon Education, Inc.	5,976	674,093
Lithia Motors, Inc., Class A	262	21,395
lululemon athletica, Inc.	2,700	438,723
Polaris Industries, Inc.	1,410	142,340
Stamps.com, Inc.	3,895	881,049
Tesla, Inc.	2,838	751,417
Under Armour, Inc., Class A	16,510	350,342
Walmart, Inc.	4,000	375,640
		5,054,225
Consumer Staples - 0.2%
Brown-Forman Corp., Class B	2,400	121,320

Energy - 0.5%
Core Laboratories NV	1,487	172,239
Southwestern Energy Co.	30,490	155,804
		328,043
Financials - 3.8%
Apollo Commercial Real Estate Finance, Inc.	2,364	44,609
Ares Commercial Real Estate Corp.	6,061	84,672
Bank of Hawaii Corp.	4,610	363,775
Blackstone Mortgage Trust, Inc., Class A	537	17,995
Cincinnati Financial Corp.	8,504	653,192
Commerce Bancshares, Inc.	3,100	204,662
First American Financial Corp.	4,746	244,846
Granite Point Mortgage Trust, Inc.	4,589	88,476
KKR Real Estate Finance Trust, Inc.	1,548	31,223
Selective Insurance Group, Inc.	1,238	78,613
Starwood Property Trust, Inc.	1,420	30,558
TPG Real Estate Finance Trust, Inc.	1,536	30,751

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 21.4% (Continued)	Shares	Fair Value
Financials - 3.8% (Continued)
Westamerica Bancorp.	9,615	$578,439
		2,451,811
Health Care - 2.7%
AbbVie, Inc.	2,901	274,376
Encompass Health Corp.	5,205	405,730
IDEXX Laboratories, Inc.	550	137,313
Integra LifeSciences Holdings Corp.	5,090	335,278
Merck & Co., Inc.	3,901	276,737
Varian Medical Systems, Inc.	2,705	302,771
		1,732,205
Industrials - 1.2%
Boeing Co. (The)	632	235,041
Cintas Corp.	1,027	203,151
W.W. Grainger, Inc.	920	328,817
		767,009
Information Technology - 3.1%
Cisco Systems, Inc.	8,855	430,796
Cree, Inc.	14,359	543,775
j2 Global, Inc.	1,665	137,945
NETGEAR, Inc.	2,855	179,437
Western Union Co. (The)	34,857	664,375
		1,956,328
Materials - 0.3%
Silgan Holdings, Inc.	5,955	165,549

Real Estate - 0.4%
EastGroup Properties, Inc.	2,357	225,376

Utilities - 0.5%
Consolidated Edison, Inc.	4,490	342,093

Total Investments Sold Short - 21.4% (Proceeds $11,192,009)		$13,669,204

Percentages disclosed are based on total net assets of the Fund at September 30, 2018.

NV - Naamloze Vennootschap

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Financial Long-Short Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Common Stocks - 98.6%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 38.2%
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	117,845	$742,423
Bank of the Ozarks, Inc. (a)(b)	23,050	874,978
BankUnited, Inc. (a)	29,920	1,059,168
BOK Financial Corp. (a)(b)	4,200	408,576
Bridge Bancorp, Inc. (a)	15,605	518,086
Citigroup, Inc. (a)	12,425	891,370
First Horizon National Corp. (a)(b)	17,045	294,197
First of Long Island Corp. (The) (a)	16,860	366,705
First Republic Bank (a)(b)	11,205	1,075,680
JPMorgan Chase & Co. (a)	2,645	298,462
Popular, Inc.	13,594	696,692
State Bank Financial Corp. (a)	16,465	496,914
Sterling Bancorp (a)(b)	32,648	718,256
SVB Financial Group (a)(b)(c)	3,855	1,198,250
WMIH Corp. (b)(c)	1,194,481	1,660,329
		11,300,086
Capital Markets - 9.4%
Artisan Partners Asset Management, Inc., Class A (a)	14,221	460,760
Bank of New York Mellon Corp. (The) (a)(b)	14,490	738,845
Credit Suisse Group AG - ADR (a)	64,720	966,917
Franklin Resources, Inc. (a)(b)	4,769	145,025
Morgan Stanley (a)	10,145	472,453
		2,784,000
Consumer Financial Services - 6.6%
Capital One Financial Corp. (a)(b)	3,271	310,516
Discover Financial Services (a)(b)	21,650	1,655,142
		1,965,658
Diversified Financial Services - 6.8%
Berkshire Hathaway, Inc., Class B (a)(b)(c)	9,450	2,023,339

Insurance - 20.7%
Brighthouse Financial, Inc. (a)(b)(c)	21,537	952,797
Enstar Group Ltd. (b)(c)	3,045	634,882
Fairfax Financial Holdings Ltd. (CA) (a)	1,195	649,156
Global Indemnity Ltd. (b)	8,330	314,041

Diamond Hill Financial Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 98.6% (Continued)	Shares	Fair Value
Insurance - 20.7% (Continued)
Hartford Financial Services Group, Inc. (The) (a)	10,742	$536,670
Loews Corp. (a)(b)	25,966	1,304,272
MetLife, Inc. (a)	32,447	1,515,924
Willis Towers Watson plc (a)	1,670	235,370
		6,143,112
IT Services - 4.2%
First Data Corp., Class A (a)(b)(c)	33,965	831,124
Worldpay, Inc., Class A (a)(b)(c)	4,020	407,105
		1,238,229
REITS & Real Estate Management - 12.7%
American Campus Communities, Inc. REIT (a)(b)	20,110	827,728
CubeSmart REIT (a)	22,585	644,350
iStar, Inc. REIT (a)(b)	116,663	1,303,126
Mid-America Apartment Communities, Inc. REIT (a)(b)	5,445	545,480
Public Storage REIT (a)(b)	2,160	435,521
		3,756,205

Total Common Stocks		$29,210,629

Registered Investment Companies - 22.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (d)	355,130	355,165
State Street Navigator Securities Lending Portfolio I, 2.27% (d)	6,192,164	6,192,164
Total Registered Investment Companies		$6,547,329

Total Investment Securities - 120.7% (Cost $31,517,332)		$35,757,958

Segregated Cash With Custodian - 14.6%		4,319,474

Investments Sold Short - (14.1)% (Proceeds $3,403,465)		(4,190,034)

Diamond Hill Financial Long-Short Fund

Schedule of Investments (Continued)

Net Other Assets (Liabilities) - (21.2)%	(6,271,432)

Net Assets - 100.0%	$29,615,966

(a)	All or a portion of the shares have been pledged as collateral for open short positions.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $6,027,853.
(c)	Non-income producing security.
(d)	Rate shown is the effective interest rate as of September 30, 2018.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

CA - Canadian Security

plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Societe Anonyme

See accompanying notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund

Schedule of Investments Sold Short

September 30, 2018 (Unaudited)

Common Stocks - 14.1%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 4.3%
Bank of Hawaii Corp.	2,465	$194,513
Commerce Bancshares, Inc.	4,505	297,420
Westamerica Bancorp.	12,895	775,763
		1,267,696
Insurance - 4.8%
Cincinnati Financial Corp.	9,960	765,028
First American Financial Corp.	5,155	265,946
Selective Insurance Group, Inc.	6,133	389,446
		1,420,420
REITS & Real Estate Management - 2.7%
Apollo Commercial Real Estate Finance, Inc.	9,085	171,434
Ares Commercial Real Estate Corp.	10,305	143,961
Blackstone Mortgage Trust, Inc., Class A	1,404	47,048
Granite Point Mortgage Trust, Inc.	7,664	147,762
KKR Real Estate Finance Trust, Inc.	5,015	101,153
Starwood Property Trust, Inc.	4,791	103,102
TPG Real Estate Finance Trust, Inc.	5,020	100,500
		814,960
IT Services - 1.6%
Western Union Co. (The)	25,030	477,072

REITS & Real Estate Management - 0.7%
EastGroup Properties, Inc.	2,195	209,886

Total Investments Sold Short - 14.1% (Proceeds $3,403,465)		$4,190,034

Percentages disclosed are based on total net assets of the Fund at September 30, 2018.

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Global Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Common Stocks - 97.3%	Shares	Value
Belgium - 2.2%
Anheuser-Busch InBev SA/NV	3,852	$337,144

Bermuda - 1.3%
Axalta Coating Systems Ltd. (a)	6,998	204,062

China - 2.0%
Baidu, Inc. - ADR (a)	1,310	299,571

France - 7.1%
Essilor International SA	2,096	310,209
Sanofi SA	3,643	325,450
SCOR SE	9,755	452,199
		1,087,858
Germany - 5.2%
Bayer AG	2,649	234,938
Continental AG	1,656	287,684
Fuchs Petrolub SE	5,646	278,299
		800,921
Hong Kong - 2.2%
Shandong Weigao Group Medical Polymer Co. Ltd.	344,280	339,736

Ireland - 2.6%
Johnson Controls International plc	11,302	395,570

Japan - 1.7%
Seven & i Holdings Co. Ltd.	6,000	267,509

Jersey - 1.4%
Beazley plc	29,815	221,660

Korea (Republic of) - 2.6%
Samsung Electronics Co. Ltd.	9,360	391,717

Diamond Hill Global Fund

Schedule of Investments (Continued)

Common Stocks - 97.3% (Continued)	Shares	Value
Netherlands - 1.9%
Euronext NV	4,540	$298,264

Switzerland - 4.8%
Credit Suisse Group AG	28,305	424,708
Julius Baer Group Ltd. (a)	6,129	306,288
		730,996
United Kingdom - 10.2%
Ashmore Group plc	75,285	356,245
BT Group plc - ADR (b)	13,167	194,477
GlaxoSmithKline plc	19,810	397,245
Howden Joinery Group plc	100,714	614,973
		1,562,940
United States - 52.1%
Alphabet, Inc., Class C (a)	320	381,910
Bank of the Ozarks, Inc.	9,120	346,195
BankUnited, Inc.	5,823	206,134
Berkshire Hathaway, Inc., Class B (a)	2,861	612,569
BorgWarner, Inc.	8,130	347,801
Brighthouse Financial, Inc. (a)	9,594	424,439
Cimarex Energy Co.	4,339	403,267
Citigroup, Inc.	3,066	219,955
Discover Financial Services	4,867	372,082
Facebook, Inc., Class A (a)	1,845	303,429
First Republic Bank	2,798	268,608
Gilead Sciences, Inc.	4,500	347,445
Hub Group, Inc., Class A (a)	6,602	301,051
Kirby Corp. (a)	3,846	316,333
MetLife, Inc.	13,650	637,728
NVR, Inc. (a)	77	190,252
Philip Morris International, Inc.	6,717	547,704
Post Holdings, Inc. (a)(b)	2,677	262,453
Red Rock Resorts, Inc., Class A	15,636	416,699
Sanmina Corp. (a)	10,981	303,076
United Continental Holdings, Inc. (a)	6,362	566,600
Vail Resorts, Inc.	778	213,499
		7,989,229

Diamond Hill Global Fund

Schedule of Investments (Continued)

Common Stocks - 97.3% (Continued)	Shares	Value

Total Common Stocks (Cost $15,317,162)		$14,927,177

Registered Investment Companies - 5.3%	Par Value	Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (c)	415,858	415,900
State Street Navigator Securities Lending Portfolio I, 2.27% (c)	397,985	397,985
Total Registered Investment Companies (Cost $813,885)		$813,885

Total Investments at Value - 102.6% (Cost $16,131,047)		$15,741,062

Liabilities in Excess of Other Assets - (2.6)%		(398,077)

Net Assets - 100.0%		$15,342,985

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $386,323.
(c)	The rate shown is the effective interest rate as of September 30, 2018.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

SE - Societas Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill Short Duration Total Return Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Corporate Credit - 6.7%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 3.7%
ABN AMRO Bank NV (a)(b)	2.100%	01/18/19	$500,000	$499,080
Bank of Nova Scotia (a)	1.650%	06/14/19	35,000	34,738
Canadian Imperial Bank	1.600%	09/06/19	425,000	420,179
Capital One Financial Corp.	2.500%	05/12/20	500,000	493,765
Capital One North America	1.850%	09/13/19	500,000	494,551
Citibank NA	3.400%	07/23/21	500,000	499,864
Citigroup, Inc. (a)	2.350%	08/02/21	500,000	484,445
Citigroup, Inc.	2.900%	12/08/21	750,000	734,195
Danske Bank A/S (b)	1.650%	09/06/19	500,000	492,735
DBS Group Holdings Ltd. (3MO LIBOR + 49) (b)(c)	2.817%	06/08/20	1,500,000	1,501,965
Fifth Third Bank (3MO LIBOR + 59) (c)	2.971%	09/27/19	500,000	501,148
Goldman Sachs Group, Inc.	2.300%	12/13/19	225,000	223,020
Goldman Sachs Group, Inc.	2.600%	12/27/20	1,000,000	983,900
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (c)	3.445%	04/26/22	450,000	455,321
Huntington National Bank (3MO LIBOR + 51) (c)	2.837%	03/10/20	1,000,000	1,002,704
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	49,487
JPMorgan Chase & Co.	2.550%	10/29/20	1,000,000	985,789
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)(c)	3.339%	01/15/23	400,000	405,598
Key Banc NA	1.600%	08/22/19	750,000	742,193
Key Banc NA	3.350%	06/15/21	500,000	499,304
Mizuho Financial Group	2.273%	09/13/21	500,000	481,262
Morgan Stanley	2.650%	01/27/20	486,000	482,873
Morgan Stanley (3MO LIBOR + 118) (a)(c)	3.527%	01/20/22	1,000,000	1,013,984
National Australia Bank, New York	2.250%	01/10/20	500,000	494,240
Nordea Bank AB (3MO LIBOR + 62) (b)(c)	3.006%	09/30/19	250,000	251,202
Popular, Inc.	7.000%	07/01/19	200,000	205,100
Rabobank Nederland NY	2.250%	01/14/20	300,000	297,021
Royal Bank of Canada (a)	1.500%	07/29/19	220,000	217,738
Skandinaviska Enskilda Banken AB	1.500%	09/13/19	500,000	493,512
Svenska Handelsbanken AB	1.500%	09/06/19	500,000	493,601
Toronto-Dominion Bank	1.450%	08/13/19	20,000	19,774
Wells Fargo & Co.	2.400%	01/15/20	1,750,000	1,736,146

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 6.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 3.7% (Continued)
Westpac Banking Corp.	1.600%	08/19/19	$425,000	$420,582
				18,111,016
Basic Industry - 0.1%
E.I. du Pont de Nemours & Co.	2.200%	05/01/20	425,000	419,507

Capital Goods - 0.1%
Beacon Roofing Supply, Inc.	6.375%	10/01/23	100,000	103,500
Summit Materials LLC	8.500%	04/15/22	250,000	265,625
				369,125
Communications - 0.3%
American Tower Corp.	2.250%	01/15/22	250,000	238,604
Cogent Communications, Inc. (b)	5.625%	04/15/21	200,000	201,000
Cogent Communications, Inc. (b)	5.375%	03/01/22	25,000	25,375
Crown Castle International Corp.	2.250%	09/01/21	425,000	408,214
CSC Holdings LLC (b)	10.125%	01/15/23	400,000	437,600
Deutsche Telekom International Finance (b)	1.500%	09/19/19	200,000	197,033
				1,507,826
Consumer Cyclical - 0.7%
BMW U.S. Capital LLC (b)	1.450%	09/13/19	225,000	222,262
CCM Merger, Inc. (b)	6.000%	03/15/22	200,000	205,292
Daimler Finance NA LLC (b)	1.750%	10/30/19	350,000	344,926
Ford Motor Credit Co. LLC	1.897%	08/12/19	500,000	494,627
Ford Motor Credit Co. LLC	2.681%	01/09/20	200,000	197,914
General Motors Financial Co. (a)	2.350%	10/04/19	1,000,000	993,542
General Motors Financial Co.	3.200%	07/06/21	25,000	24,699
Nissan Motor Acceptance Corp. (b)	1.550%	09/13/19	425,000	418,995
Toyota Motor Credit Corp.	1.950%	04/17/20	425,000	418,586
				3,320,843
Consumer Non-Cyclical - 0.3%
Amgen, Inc. (a)	2.650%	05/11/22	860,000	835,119
Mondelez International, Inc. (b)	1.625%	10/28/19	250,000	246,440
Zoetis, Inc.	3.250%	08/20/21	450,000	449,302
				1,530,861
Electric - 0.3%
Sempra Energy	1.625%	10/07/19	370,000	364,650
Southern Power Co.	1.950%	12/15/19	250,000	246,583
WEC Energy Group, Inc.	3.375%	06/15/21	950,000	950,257
				1,561,490

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 6.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 0.2%
Carrizo Oil & Gas, Inc.	7.500%	09/15/20	$200,000	$200,000
Energen Corp.	4.625%	09/01/21	125,000	125,625
Sinopec Group Overseas Development Ltd. (b)	1.750%	09/29/19	500,000	491,527
Welltec A/S (b)	9.500%	12/01/22	200,000	207,500
				1,024,652
Finance Companies - 0.2%
American Express Credit Corp.	1.700%	10/30/19	900,000	888,820
IBCIL Finance Co. Ltd. (b)	2.125%	09/29/19	200,000	196,817
				1,085,637
Insurance - 0.7%
Jackson National Life Global Funding (3MO LIBOR + 48) (b)(c)	2.811%	06/11/21	950,000	954,448
Jackson National Life Global Funding (b)	2.100%	10/25/21	200,000	191,744
Met Life Global Funding I (3MO LIBOR + 40) (b)(c)	2.734%	06/12/20	1,000,000	1,004,381
New York Life Global Funding (b)	1.500%	10/24/19	500,000	493,017
PRICOA Global Funding I (b)	1.450%	09/13/19	350,000	345,429
Principal Life Global Funding II (b)	2.375%	11/21/21	400,000	384,963
				3,373,982

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Corporate Credit - 6.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.1%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	86,316	88,457
Intrepid Aviation Group Holdings LLC (b)	8.500%	08/15/21	200,000	201,000
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	149,507	157,693
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	130,037	136,052
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	94,961	97,254
				680,456

Total Corporate Credit				$32,985,395

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 8.2%
Access Point Financial, Series 2017-A, Class C (b)	5.820%	04/15/29	$4,750,000	$4,699,002
Access Point Financial, Series 2017-A, Class D (b)	6.000%	04/15/29	5,000,000	4,907,283
Gold Key Resorts LLC, Series 2014-A, Class A (b)	3.220%	03/17/31	227,759	225,927
Hero Funding Trust, Series 2016-3B, Class B (b)	5.240%	09/20/42	446,517	452,479
Hero Funding Trust, Series 2016-1R, Class A1 (b)	4.500%	09/21/42	889,000	884,555
Hero Funding Trust, Series 2016-4B, Class B (b)	4.990%	09/20/47	1,220,576	1,231,937
LTCG Securitization, Series 2018-A, Class A (b)	4.590%	06/15/48	1,327,707	1,323,829
MarketPlace Loan Trust, Series 2016-BS1, Class A (b)	4.500%	01/15/21	138,714	138,797
MarketPlace Loan Trust, Series 2017-BS1, Class A (b)(c)	3.500%	01/18/22	2,128,126	2,122,126
Mosaic Solar Loans LLC, Series 2017-2A, Class A (b)	3.820%	09/20/42	1,182,311	1,163,816
Mosaic Solar Loans LLC, Series 2017-2A, Class B (b)	4.770%	09/20/42	1,000,000	995,323
New Residential Advance Receivables Trust, Series 2016-T2, Class DT2 (b)	4.005%	10/15/49	677,000	669,250
New Residential Advance Receivables Trust, Series 2016-T2, Class ET2 (b)	5.574%	10/15/49	500,000	496,534
New Residential Advance Receivables Trust, Series 2016-T4, Class ET4 (b)	6.250%	12/15/50	2,500,000	2,515,448
New Residential Advance Receivables Trust, Series 2017-T1, Class ET1 (b)	5.815%	02/15/51	2,845,000	2,785,126
Ocwen Master Advance Receivables Trust, Series 2018-T1, Class DT1 (b)	4.236%	08/15/49	900,000	900,000
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2 (b)	4.446%	08/16/49	1,000,000	1,000,100
Ocwen Master Advance Receivables Trust, Series 2018-T2, Class DT2 (b)	4.532%	08/15/50	2,900,000	2,893,475
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (b)	4.020%	04/18/22	1,400,000	1,392,041

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 8.2% (Continued)
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (b)(c)	5.066%	02/25/23	$2,000,000	$2,023,141
Renew Financial LLC, Series 2017-1A, Class B (b)(c)	5.750%	09/20/52	1,364,548	1,390,194
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (b)	3.590%	11/15/49	650,000	642,418
TES LLC, Series 2017-1A, Class B (b)	7.740%	10/20/47	2,000,000	2,014,742
Westgate Resorts, Series 2016-1A, Class A (b)	3.500%	12/20/28	577,949	575,160
Westgate Resorts, Series 2018-1A, Class B (b)	3.580%	12/20/31	1,138,029	1,128,258
Westgate Resorts, Series 2018-1A, Class C (b)	4.100%	12/20/31	1,820,847	1,813,855
				40,384,816
Agency CMBS - 0.0% (d)
FNMA, Pool #FN AE0834 (c)	4.101%	01/01/21	140,424	142,391

Agency MBS CMO - 0.9%
FHLMC, Series 2814, Class PH	6.000%	06/15/34	305,274	331,962
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (c)	3.258%	11/15/37	1,119,467	1,147,088
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	46,209	49,067
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	164,401	165,552
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	333,583	363,080
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	108,375	118,290
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	269,422	294,267
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (c)	2.866%	07/25/36	994,322	999,937
FNMA, Series 2007-B1, Class ZA	5.500%	04/25/37	127,622	137,341
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	396,267	410,755
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	27,074	27,169
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (c)	3.063%	05/20/66	131,851	133,204
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	132,803	144,834
				4,322,546

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 1.1%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	$1,798,479	$69,426
FHLMC, Series 3874, Class KI	4.500%	08/15/25	1,405,976	66,126
FHLMC, Series 3946, Class SB (1MO LIBOR + 675) (c)	4.592%	10/15/26	425,247	37,052
FHLMC, Series 237, Class S14 (c)	4.442%	05/15/36	1,289,459	176,090
FNMA, Series 2011-75, Class MI	3.500%	08/25/26	823,138	72,382
FNMA, Series 2012-148, Class IA	4.000%	01/25/28	6,197,264	695,445
FNMA, Series 348, Class 11	6.000%	01/25/34	1,127,830	255,733
FNMA, Series 2010-44, Class CS (-1*1MO LIBOR + 655) (c)	4.334%	05/25/40	1,295,232	180,476
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	772,495	91,259
FNMA, Series 2014-45, Class IO	4.000%	08/25/44	1,686,738	357,948
GNMA, Series 2011-145, Class QI	5.000%	11/16/41	1,749,145	371,066
GNMA, Series 2014-141, Class IE	4.000%	08/20/43	5,836,398	470,852
GNMA, Series 2010-H01, Class CI (c)	2.140%	01/20/60	3,325,598	310,727
GNMA, Series 2012-H02, Class AI (c)	1.800%	01/20/62	15,033,510	390,005
GNMA, Series BC-H066, Class DI (c)	2.300%	05/31/64	23,415,812	383,357
GNMA, Series 2016-H20, Class GI (c)	0.780%	08/20/66	53,485,013	701,991
GNMA, Series 2017-H22, Class ID (c)	2.390%	11/20/67	6,033,257	90,276
GNMA, Series 2018-H08, Class NI (c)	1.160%	05/20/68	26,485,703	728,357
				5,448,568
Agency MBS Passthrough - 0.2%
FHLMC, Pool #FG G60257	5.500%	06/01/41	1,020,947	1,101,085
FNMA, Pool #FN 725146	6.500%	07/01/19	3,734	3,745
				1,104,830

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 22.5%
ACC Trust, Series 2018-1, Class A (b)	3.700%	12/21/20	$1,704,509	$1,703,739
ACC Trust, Series 2018-1, Class B (b)	4.820%	05/20/21	2,000,000	1,996,923
American Credit Acceptance Receivables Trust, Series 2016-3, Class C (b)	4.260%	08/12/22	246,000	248,366
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (b)	3.540%	03/13/23	900,000	897,936
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (b)	4.140%	10/15/24	3,900,000	3,899,990
California Republic Auto Receivables Trust, Series 2015-4, Class C (b)	4.230%	09/15/22	85,000	84,618
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (b)	3.040%	04/15/30	5,000,000	4,987,409
CIG Auto Receivables Trust, Series 2017-1A, Class C (b)	5.330%	12/16/24	1,600,000	1,592,926
CPS Auto Trust, Series 2018-B, Class D (b)	4.260%	03/15/24	1,550,000	1,546,829
CPS Auto Trust, Series 2018-C, Class D (b)	4.400%	06/17/24	2,500,000	2,500,320
Drive Auto Receivables Trust, Series 2017-3, Class D (b)	3.530%	12/15/23	5,365,000	5,347,143
Drive Auto Receivables Trust, Series 2016-CA, Class D (b)	4.180%	03/15/24	1,000,000	1,010,121
Drive Auto Receivables Trust, Series 2017-BA, Class E (b)	5.300%	07/15/24	2,674,000	2,720,551
Drive Auto Receivables Trust, Series 2018-2, Class D	4.140%	08/15/24	3,400,000	3,413,017
Drive Auto Receivables Trust, Series 2018-3, Class D	4.300%	09/16/24	4,900,000	4,936,609
Drive Auto Receivables Trust, Series 2018-4, Class D	4.090%	01/15/26	6,900,000	6,920,819
DT Auto Owner Trust, Series 2018-2, Class D (b)	4.150%	03/15/24	4,000,000	3,995,414
Exeter Automobile Receivables Trust, Series 2018-3A, Class D (b)	4.350%	06/17/24	2,500,000	2,503,261
Flagship Credit Auto Trust, Series 2014-1, Class E (b)	5.710%	08/16/21	1,000,000	1,003,128
FourSight Capital Automobile Receivables Trust, Series 2018-1, Class D (b)(c)	4.190%	11/15/23	1,900,000	1,885,098

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 22.5% (Continued)
FourSight Capital Automobile Receivables Trust, Series 2018-1, Class E (b)(c)	5.560%	01/16/24	$1,500,000	$1,493,555
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (b)	5.280%	08/15/24	1,700,000	1,730,099
GLS Auto Receivables Trust, Series 2016-1A, Class C (b)	6.900%	10/15/21	1,900,000	1,960,427
GM Financial Automobile Leasing Trust, Series 2016-3, Class C	2.380%	05/20/20	1,000,000	996,067
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (b)	5.800%	04/10/31	900,000	901,938
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (b)	5.550%	05/10/32	2,750,000	2,745,761
Honor Automobile Trust Securitization, Series 2016-1A, Class A (b)	2.940%	11/15/19	114,246	114,246
Honor Automobile Trust Securitization, Series 2016-1A, Class C (b)	8.050%	11/15/22	5,160,000	5,185,619
Navistar Dealer Note Master Owner Trust, Series 2018-1, Class D (1MO LIBOR + 155) (b)(c)	3.766%	09/25/23	2,191,000	2,191,062
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (b)(c)	2.798%	02/15/23	4,175,000	4,185,183
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E (b)	4.740%	11/14/25	3,000,000	2,971,036
OSCAR US Funding Trust, Series 2016-2A, Class A2A (b)(c)	2.310%	11/15/19	193,423	193,339
OSCAR US Funding Trust, Series 2017-1A, Class A2B (1MO LIBOR + 80) (b)(c)	2.933%	05/11/20	2,344,992	2,347,234
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (b)(c)	2.783%	11/10/20	1,308,389	1,309,825
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (b)(c)	2.623%	04/12/21	4,609,295	4,611,415
OSCAR US Funding Trust, Series 2017-1A, Class A3 (b)(c)	2.820%	06/10/21	1,400,000	1,394,596
OSCAR US Funding Trust, Series 2018-2A, Class A2A (b)	3.150%	08/10/21	3,500,000	3,496,584
Prestige Auto Receivables Trust, Series 2015-1, Class E (b)(c)	4.670%	01/17/22	2,300,000	2,314,994

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 22.5% (Continued)
Skopos Auto Receivables Trust, Series 2018-1A, Class C (b)(c)	4.770%	04/17/23	$3,000,000	$2,979,451
Tesla Auto Lease Trust, Series 2018-A, Class E (b)(c)	4.940%	03/22/21	3,350,000	3,355,572
United Auto Credit Securitization Trust, Series 2017-1, Class E (b)	5.090%	03/10/23	2,350,000	2,380,801
United Auto Credit Securitization Trust, Series 2018-2, Class D (b)	4.260%	05/10/23	2,400,000	2,399,044
Veros Auto Receivables Trust, Series 2017-1, Class A (b)	2.840%	04/17/23	872,275	868,998
Westlake Automobile Receivables Trust, Series 2018-3A, Class D (b)	4.000%	10/16/23	2,000,000	1,999,599
Westlake Automobile Receivables Trust, Series 2018-3A, Class E (b)	4.900%	12/15/23	1,000,000	998,017
Westlake Automobile Receivables Trust, Series 2018-2A, Class D (b)	4.000%	01/16/24	1,910,000	1,910,000
				110,228,679

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 21.5%
Arcadia Receivables Credit Trust, Series 2017-1, Class A (b)	3.250%	06/15/23	$293,696	$293,847
Arcadia Receivables Credit Trust, Series 2017-1, Class B (b)	5.500%	06/15/23	3,900,000	3,914,962
Citi Held for Asset Issuance, Series 2016-MF1, Class C (b)	10.390%	08/15/22	225,000	230,638
Consumer Installment Loan Trust, Series 2016-LD1, Class A (b)	3.960%	07/15/22	79,873	79,868
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A (b)	2.420%	09/15/23	600,108	598,552
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class B (b)	3.560%	09/15/23	7,000,000	6,965,192
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (b)	5.020%	09/15/23	2,000,000	1,994,898
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class B (b)(c)	3.500%	01/16/24	800,000	799,217
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class C (b)(c)	4.870%	01/16/24	2,000,000	2,005,409
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (b)(c)	3.670%	05/15/24	1,900,000	1,896,242
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class C (b)(c)	4.740%	05/15/24	2,000,000	1,994,912
Freedom Financial, Series 2018-1, Class A (b)	3.610%	07/18/24	4,837,503	4,830,033
Freedom Financial, Series 2018-1, Class B (b)	4.560%	07/18/24	4,000,000	3,994,691
LendingClub Issuance Trust, Series 2016-NP1, Class B (b)	6.500%	06/15/22	433,109	435,550
LendingClub Issuance Trust, Series 2016-NP2, Class B (b)	6.000%	01/17/23	3,500,000	3,531,010
Lendmark Funding Trust, Series 2017-1A, Class B (b)	3.770%	01/22/24	400,000	397,931
Lendmark Funding Trust, Series 2017-1A, Class C (b)	5.410%	01/22/24	2,300,000	2,342,704
Lendmark Funding Trust, Series 2016-2A, Class C (b)	6.640%	04/21/25	2,900,000	2,965,239
Mariner Finance Issuance Trust, Series 2017-AA, Class B (b)	4.740%	02/20/29	400,000	402,972

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 21.5% (Continued)
Mariner Finance Issuance Trust, Series 2017-AA, Class C (b)	6.730%	02/20/29	$1,750,000	$1,806,322
Mariner Finance Issuance Trust, Series 2017-BA, Class A (b)(c)	2.920%	12/20/29	400,000	394,091
Mariner Finance Issuance Trust, Series 2017-BA, Class C (b)	4.570%	12/20/29	10,150,000	9,904,214
MarketPlace Loan Trust, Series 2015-AV2, Class C (b)	7.500%	10/15/21	1,154,555	1,158,758
Marlette Funding Trust, Series 2016-1A, Class B (b)	4.780%	01/17/23	82,476	82,905
Marlette Funding Trust, Series 2017-1A, Class B (b)	4.114%	03/15/24	3,100,000	3,111,122
Marlette Funding Trust, Series 2018-3A, Class C (b)	4.630%	09/15/28	4,900,000	4,896,787
OneMain Financial Issuance Trust, Series 2015-1A, Class B (b)	3.850%	03/18/26	3,945,000	3,965,670
OneMain Financial Issuance Trust, Series 2016-2A, Class B (b)	5.940%	03/20/28	6,130,000	6,254,066
Oportun Funding IV LLC, Series 2016-C, Class B (b)	4.850%	11/08/21	1,810,000	1,813,989
Oportun Funding VI LLC, Series 2017-A, Class B (b)	3.970%	06/08/23	2,500,000	2,466,285
Oportun Funding VII LLC, Series 2017-B, Class B (b)	4.260%	10/10/23	2,500,000	2,485,140
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (b)	3.480%	09/15/23	2,150,000	2,146,742
Prosper Marketplace Issuance Trust, Series 2018-1A, Class B (b)(c)	3.900%	06/17/24	6,900,000	6,899,390
Purchasing Power Funding, Series 2018-A, Class C (b)(c)	3.780%	08/15/22	1,400,000	1,391,676
Purchasing Power Funding, Series 2018-A, Class D (b)(c)	4.660%	08/15/22	1,000,000	994,736
Springfield Funding Trust, Series 2015-AA, Class B (b)	3.620%	11/15/24	135,000	134,622
Upstart Securitization Trust, Series 2017-1, Class A (b)	2.639%	06/20/24	989,185	987,670
Upstart Securitization Trust, Series 2017-1, Class B (b)	3.802%	06/20/24	3,350,000	3,340,719

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 21.5% (Continued)
Upstart Securitization Trust, Series 2017-2, Class A (b)	2.508%	03/20/25	$986,904	$984,381
Upstart Securitization Trust, Series 2018-1, Class B (b)	3.887%	08/20/25	3,250,000	3,239,147
Upstart Securitization Trust, Series 2018-2, Class B (b)	4.445%	12/22/25	3,400,000	3,404,170
Upstart Securitiztion Trust, Series 2018-2, Class A (b)	3.330%	12/22/25	4,000,000	4,000,675
				105,537,144
Equipment - 6.7%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E (b)(c)	6.790%	10/10/24	900,000	936,117
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (b)	2.210%	11/20/21	465,860	463,260
BCC Funding Corp., Series 2016-1, Class A2 (b)	2.200%	12/20/21	106,377	105,892
BCC Funding Corp., Series 2018-1A, Class E (b)(c)	6.000%	04/21/25	1,000,000	990,162
Business Jet Securities LLC, Series 2018-1, Class A (b)(c)	4.335%	02/15/33	6,134,876	6,142,691
Business Jet Securities LLC, Series 2018-1, Class B (b)(c)	6.048%	02/15/33	1,223,765	1,247,290
Business Jet Securities LLC, Series 2018-2, Class A (b)	4.447%	06/15/33	4,580,565	4,587,656
Business Jet Securities LLC, Series 2018-2, Class B (b)	5.437%	06/15/33	2,289,820	2,293,281
CAL Funding Ltd., Series 2018-2A, Class A (b)	4.340%	09/25/43	3,300,000	3,312,890
CAL Funding Ltd., Series 2018-2A, Class B (b)	5.220%	09/25/43	4,000,000	3,999,172
CCG Receivables Trust, Series 2018-2, Class C (b)	3.870%	12/15/25	2,280,000	2,265,372
Dell Equipment Finance Trust, Series 2018-1, Class D (b)	3.850%	06/24/24	1,250,000	1,248,219
Global SC Finance SRL, Series 2014-1A, Class A2 (b)	3.090%	07/17/29	1,210,417	1,177,645
SCF Equipment Trust LLC, Series 2017-1A, Class A (b)	3.770%	01/20/23	3,796,848	3,794,230
				32,563,877

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 18.3%
A10 Securitization, Series 2017-1A, Class A1FL (1MO LIBOR + 85) (b)(c)	3.009%	03/15/36	$11,854,613	$11,863,610
A10 Securitization, Series 2017-1A, Class C (b)	4.050%	03/15/36	5,750,000	5,614,633
A10 Securitization, Series 2017-1A, Class D (b)	4.700%	03/15/36	3,250,000	3,154,415
AMSR Trust, Series 2016-SFR1, Class A (1MO LIBOR + 140) (b)(c)	3.559%	11/17/33	3,500,000	3,503,115
B2R Mortgage Trust, Series 2015-2, Class A (b)	3.336%	11/15/48	184,618	183,677
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (b)(c)	4.508%	08/15/32	4,750,000	4,773,184
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 400) (b)(c)	8.195%	11/15/33	3,900,000	3,941,025
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1MO LIBOR + 250) (b)(c)	4.620%	08/01/21	4,000,000	4,003,759
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (b)(c)	3.748%	02/13/32	1,340,000	1,342,511
Commercial Mortgage Trust, Series 2014-TWC, Class D (1MO LIBOR + 225) (b)(c)	4.398%	02/13/32	1,300,000	1,308,123
Commercial Mortgage Trust, Series 2012-CR2, Class E (b)(c)	4.841%	08/15/45	250,000	238,256
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (b)(c)	4.409%	11/15/34	4,900,000	4,918,596
Credit Suisse Commercial Mortgage Securities Corp., Series 2018-TOP, Class D (b)(c)	3.958%	08/15/35	3,000,000	3,000,207
Fort CRE LLC, Series 2016-1A, Class E (1MO LIBOR + 800) (b)(c)	10.216%	05/21/36	4,750,000	4,750,725
FREMF Mortgage Trust, Series 2012-K21, Class C (b)(c)	4.070%	07/25/22	610,000	605,574
FREMF Mortgage Trust, Series 2012-K23, Class C (b)(c)	3.780%	10/25/45	400,000	396,317
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 245) (b)(c)	4.159%	03/17/37	2,600,000	2,610,529
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (b)(c)	4.159%	06/17/37	3,500,000	3,515,671

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 18.3% (Continued)
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (b)(c)	3.809%	07/17/37	$2,850,000	$2,871,919
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (b)(c)	4.159%	07/17/37	3,500,000	3,530,847
Morgan Stanley Capital I Trust, Series 2011-C2, Class B (b)	5.200%	06/15/44	1,060,000	1,070,064
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (b)(c)	4.658%	01/14/35	1,275,000	1,275,661
Prime Finance Partners III, Series 2017-3, Class D (1MO LIBOR + 350) (b)(c)	5.658%	01/14/35	500,000	500,399
Progress Residential Trust, Series 2015-SFR2, Class A (b)	2.740%	06/12/32	1,842,045	1,815,883
Progress Residential Trust, Series 2015-SFR3, Class A (b)	3.067%	11/12/32	98,986	98,041
Progress Residential Trust, Series 2015-SFR3, Class D (b)	4.673%	11/12/32	135,000	136,244
RAIT Trust, Series 2016-FL6, Class B (1MO LIBOR + 265) (b)(c)	4.759%	11/13/31	472,234	472,193
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class B (1MO LIBOR + 165) (b)(c)	3.866%	05/25/34	5,000,000	5,009,670
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class C (b)(c)	4.466%	05/25/34	2,000,000	1,999,996
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (b)(c)	6.066%	05/25/34	3,250,000	3,266,990
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (b)(c)	4.916%	06/25/35	5,000,000	5,004,692
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B (1MO LIBOR + 200) (b)(c)	4.168%	07/15/34	1,993,365	1,993,365
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (b)(c)	5.840%	02/15/44	665,000	672,131
				89,442,022

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 3.8%
Antler Mortgage Trust, Series 2018-RTL1, Class A2 (b)	4.703%	07/25/22	$4,500,000	$4,499,945
Antler Mortgage Trust, Series 2018-RTL1, Class M (b)	7.385%	05/25/23	2,000,000	1,999,983
Arroyo Mortgage Trust, Series 2018-1, Class A1 (b)	3.763%	04/25/48	3,110,362	3,111,317
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (b)	4.580%	06/25/48	1,198,109	1,198,109
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (b)	5.875%	06/25/48	2,800,000	2,800,000
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (c)	3.730%	08/25/34	14,112	14,394
COLT Funding LLC, Series 2016-2, Class M1 (b)	5.500%	09/25/46	750,000	750,000
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2 (c)	3.970%	04/25/35	184,442	188,439
RiverView HECM Trust, Series 2007-1, Class A (12MO LIBOR + 50) (b)(c)	3.080%	05/25/47	138,632	108,458
Sequoia Mortgage Trust, Series 2003-1, Class 1A (1MO LIBOR + 76) (c)	2.925%	04/20/33	171,433	168,282
Vericrest Opportunity Loan Tranche, Series 2018-NPL5, Class A1A (b)	4.213%	08/25/48	3,600,000	3,593,004
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (c)	4.390%	09/25/33	226,331	229,375
				18,661,306

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Securitized - 84.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.5%
College Ave Student Loans, Series 2017-A, Class B (b)	4.500%	11/26/46	$660,000	$650,845
College Ave Student Loans, Series 2018-A, Class B (b)(c)	4.750%	12/26/47	1,900,000	1,885,539
College Ave Student Loans, Series 2018-A, Class C (b)(c)	5.500%	12/26/47	900,000	862,327
CommonBond Student Loan Trust, Series 2017-BGS, Class C (b)	4.440%	09/25/42	1,000,000	1,004,466
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (b)	2.680%	07/25/35	405,638	394,653
Earnest Student Loan Program LLC, Series 2016-D, Class R	0.000%	01/25/41	5,000	327,721
Social Professional Loan Program, Series 2016-D, Class A1 (1MO LIBOR + 95) (b)(c)	3.166%	01/25/39	953,101	958,399
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (b)(c)	2.566%	02/25/42	1,264,877	1,265,013
				7,348,963

Total Securitized				$415,185,142

Treasury - 6.1%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (a)	0.875%	10/15/18	6,000,000	5,997,332
U.S. Treasury Notes (a)	1.250%	12/31/18	6,000,000	5,985,436
U.S. Treasury Notes	3.125%	05/15/19	6,000,000	6,023,908
U.S. Treasury Notes	1.250%	08/31/19	12,000,000	11,850,937
Total Treasury				$29,857,613

Registered Investment Companies - 7.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (e)	19,891,866	19,893,855

Diamond Hill Short Duration Total Return Fund

Schedule of Investments (Continued)

Registered Investment Companies - 7.1% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 2.27% (e)	15,044,640	$15,044,640
Total Registered Investment Companies		$34,938,495

Total Investment Securities - 104.6% (Cost $513,939,432)		$512,966,645

Net Other Assets (Liabilities) - (4.6)%		(22,749,854)

Net Assets - 100.0%		$490,216,791

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $14,747,084.
(b)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of September 30, 2018 was $396,486,815, representing 80.9% of net assets.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2018. The benchmark on which the rate is calculated is shown parenthetically (in basis points); otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the effective interest rate as of September 30, 2018.

AB - Aktiebolag

A/S - Aktieselskab

LIBOR - London Interbank Offered Rate

NA - National Association

NV - Naamloze Vennootschap

See accompanying notes to Schedules of Investments.

Diamond Hill Core Bond Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Corporate Credit - 16.8%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.7%
Bank of America Corp.	2.881%	04/24/23	$100,000	$97,222
Bank of America Corp. (a)	3.824%	01/20/28	100,000	97,320
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	91,567
Bank of Nova Scotia (b)	1.650%	06/14/19	65,000	64,514
Canadian Imperial Bank	1.600%	09/06/19	75,000	74,149
Capital One Financial Corp.	3.750%	07/28/26	100,000	93,265
Citigroup, Inc. (b)	3.300%	04/27/25	100,000	96,008
Citigroup, Inc. (3MO LIBOR + 125) (a)	3.576%	07/01/26	100,000	100,835
Citigroup, Inc.	4.125%	07/25/28	150,000	144,829
Discover Financial Services, Inc. (c)	4.100%	02/09/27	100,000	95,530
Goldman Sachs Group, Inc.	2.300%	12/13/19	25,000	24,780
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	3.445%	04/26/22	50,000	50,591
Goldman Sachs Group, Inc.	3.500%	01/23/25	80,000	77,460
Goldman Sachs Group, Inc.	3.500%	11/16/26	100,000	94,850
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	95,762
JPMorgan Chase & Co. (b)	2.250%	01/23/20	100,000	98,974
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)(b)	3.339%	01/15/23	100,000	101,400
JPMorgan Chase & Co. (a)	3.782%	02/01/28	100,000	97,342
JPMorgan Chase & Co. (a)	3.509%	01/23/29	100,000	94,668
Key Bank NA	2.500%	11/22/21	250,000	242,962
Morgan Stanley (c)	3.737%	04/24/24	100,000	99,292
Morgan Stanley	3.700%	10/23/24	100,000	98,429
Morgan Stanley	3.125%	07/27/26	100,000	93,116
Morgan Stanley	3.625%	01/20/27	100,000	95,967
Regions Financial Corp.	2.750%	08/14/22	250,000	241,042
Royal Bank of Canada	1.500%	07/29/19	30,000	29,692
Toronto-Dominion Bank	1.450%	08/13/19	30,000	29,661
Wells Fargo & Co.	2.400%	01/15/20	250,000	248,021
Wells Fargo & Co.	3.550%	09/29/25	100,000	97,412
Westpac Banking Corp.	1.600%	08/19/19	75,000	74,220
				3,040,880

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Basic Industry - 0.1%
E.I. du Pont de Nemours & Co.	2.200%	05/01/20	$75,000	$74,030

Brokerage Asset Managers Exchanges - 0.2%
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	95,740

Capital Goods - 0.5%
General Electric Capital Corp.	6.750%	03/15/32	100,000	120,855
L-3 Communications Corp.	3.850%	12/15/26	50,000	48,076
Lennox International, Inc.	3.000%	11/15/23	100,000	95,204
				264,135
Communications - 1.5%
American Tower Corp.	2.250%	01/15/22	50,000	47,721
AT&T, Inc. (b)	3.200%	03/01/22	50,000	49,249
AT&T, Inc.	4.500%	05/15/35	100,000	93,314
Comcast Corp.	3.969%	11/01/47	144,000	127,633
Crown Castle International Corp.	2.250%	09/01/21	75,000	72,038
Deutsche Telekom International Finance (b)(c)	4.750%	06/21/38	100,000	98,380
Time Warner, Inc.	3.800%	02/15/27	100,000	95,599
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	3.414%	05/15/25	100,000	100,867
Verizon Communications, Inc. (b)	4.125%	03/16/27	100,000	100,050
				784,851
Consumer Cyclical - 1.8%
BMW U.S. Capital LLC (c)	1.450%	09/13/19	25,000	24,696
CVS Health Corp. (b)(c)	5.050%	03/25/48	250,000	255,411
Daimler Finance NA LLC (c)	1.750%	10/30/19	150,000	147,825
Ford Motor Co. (b)	4.346%	12/08/26	100,000	94,157
Ford Motor Co. (c)	7.450%	07/16/31	75,000	83,540
General Motors Financial Co.	3.200%	07/06/21	35,000	34,578
General Motors Financial Co.	4.000%	10/06/26	100,000	93,950
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	87,063
Nissan Motor Acceptance Corp. (c)	1.550%	09/13/19	75,000	73,940
Toyota Motor Credit Corp.	1.950%	04/17/20	75,000	73,868
				969,028

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.4%
Abbott Laboratories	4.750%	11/30/36	$100,000	$106,313
Actavis Funding SCS	4.550%	03/15/35	100,000	97,099
Amgen, Inc. (b)	2.650%	05/11/22	140,000	135,950
Anheuser-Busch InBev SA/NV (b)	3.500%	01/12/24	100,000	98,935
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	100,000	100,015
Kroger Co. (The) (b)	2.650%	10/15/26	100,000	89,175
Thermo Fisher Scientific, Inc. (b)	2.950%	09/19/26	100,000	92,713
Zoetis, Inc.	3.250%	08/20/21	50,000	49,922
				770,122
Electric - 1.0%
CMS Energy Corp.	2.950%	02/15/27	100,000	92,081
DTE Energy Co.	2.850%	10/01/26	100,000	91,677
Entergy Corp.	2.950%	09/01/26	50,000	45,912
Public Service Electric	2.250%	09/15/26	100,000	89,660
Sempra Energy	1.625%	10/07/19	30,000	29,566
Southern Power Co.	1.950%	12/15/19	55,000	54,248
Southwestern Electric Power	2.750%	10/01/26	100,000	91,414
WEC Energy Group, Inc.	3.375%	06/15/21	50,000	50,013
				544,571
Energy - 0.7%
Cimarex Energy Co. (b)	3.900%	05/15/27	100,000	95,422
Phillips 66 Partners LP	3.550%	10/01/26	100,000	94,276
Shell International Finance BV	6.375%	12/15/38	73,000	94,193
Valero Energy Corp.	3.400%	09/15/26	100,000	94,903
				378,794
Finance Companies - 0.2%
American Express Credit Corp.	1.700%	10/30/19	100,000	98,758

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.1%
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(c)	2.811%	06/11/21	$50,000	$50,234
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	47,936
Lincoln National Corp.	3.625%	12/12/26	100,000	95,656
New York Life Global Funding (c)	2.350%	07/14/26	50,000	45,304
New York Life Global Holdings (c)	2.900%	01/17/24	100,000	96,701
PRICOA Global Funding I (c)	1.450%	09/13/19	150,000	148,041
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	96,241
				580,113
REITS - 1.6%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	95,901
American Campus Communities, Inc. (b)	3.625%	11/15/27	100,000	93,462
American Homes 4 Rent	4.250%	02/15/28	100,000	95,615
Boston Properties LP	2.750%	10/01/26	50,000	45,264
CubeSmart LP	3.125%	09/01/26	50,000	45,598
ERP Operating LP	2.850%	11/01/26	100,000	92,603
Life Storage LP	3.875%	12/15/27	100,000	94,052
Realty Income Corp.	3.875%	04/15/25	100,000	99,147
Realty Income Corp.	3.000%	01/15/27	100,000	92,095
Spirit Realty LP	4.450%	09/15/26	100,000	95,813
				849,550
Technology - 0.2%
Apple, Inc. (b)	3.000%	06/20/27	100,000	95,101

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.8%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	$36,993	$37,910
CSX Corp.	4.250%	11/01/66	100,000	89,525
Kirby Corp.	4.200%	03/01/28	100,000	97,689
Southwest Airlines Co.	3.000%	11/15/26	100,000	92,350
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	44,279	48,984
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	35,465	37,105
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	37,984	38,902
				442,465

Total Corporate Credit				$8,988,138

Government Related - 1.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Guaranteed - 0.9%
Tunisian Republic	1.416%	08/05/21	500,000	478,100

Government Owned, No Guarantee - 0.3%
Tennessee Valley Authority	4.625%	09/15/60	125,000	145,730

Total Government Related				$623,830

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Securitized - 60.7%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.1%
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	$30,368	$30,124
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	125,628	124,533
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	148,129	146,479
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	99,784	96,307
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	49,613	50,275
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	46,789	46,556
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	138,121	135,549
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	64,241	64,839
Hero Funding Trust, Series 2017-3A, Class A1 (a)(c)	3.190%	09/20/48	134,678	129,277
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	144,793	147,937
LTCG Securitization, Series 2018-A, Class A (c)	4.590%	06/15/48	94,836	94,559
MarketPlace Loan Trust, Series 2017-BS1, Class A (a)(c)	3.500%	01/18/22	141,875	141,475
Mosaic Solar Loans LLC, Series 2017-2A, Class B (c)	4.770%	09/20/42	100,000	99,532
Mosaic Solar Loans LLC, Series 2018-1A, Class A (c)	4.010%	06/22/43	181,869	180,300
New Residential Advance Receivables Trust, Series 2016-T4, Class DT4 (c)	4.387%	12/15/50	200,000	198,679
Ocwen Master Advance Receivables Trust, Series 2018-T1, Class DT1 (c)	4.236%	08/15/49	100,000	100,000
Ocwen Master Advance Receivables Trust, Series 2018-T2, Class DT2 (c)	4.532%	08/15/50	100,000	99,775
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (c)	4.020%	04/18/22	100,000	99,432
Renew Financial LLC, Series 2017-1A, Class A (c)	3.670%	09/20/52	75,083	73,909
Renew Financial LLC, Series 2017-1A, Class B (a)(c)	5.750%	09/20/52	76,019	77,448

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.1% (Continued)
Renew Financial LLC, Series 2017-2A, Class A (c)	3.220%	09/22/53	$87,035	$83,117
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (c)	3.590%	11/15/49	100,000	98,834
TES LLC, Series 2017-1A, Class A (c)	4.330%	10/20/47	197,357	192,752
Westgate Resorts, Series 2018-1A, Class B (c)	3.580%	12/20/31	227,606	225,652
				2,737,340
Agency CMBS - 3.8%
FNMA, Pool #FN AE0834 (a)	4.101%	01/01/21	35,106	35,598
FNMA, Pool #FN AN2213 (a)	2.810%	07/01/26	700,000	673,472
FNMA, Pool #FN 464107	4.820%	12/01/29	151,635	159,982
FNMA, Pool #FN AM9491	3.550%	08/01/30	181,379	179,211
FNMA, Pool #FN 469130 (a)	4.870%	10/01/41	135,757	140,580
FNMA, Pool #FN AM5015 (a)	4.940%	12/01/43	795,070	842,814
				2,031,657

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 18.8%
FHLMC, Series 2018-1, Class A2	3.500%	06/25/28	$200,000	$200,740
FHLMC, Series 4151, Class YC	2.500%	01/15/33	90,230	81,211
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	106,568	103,848
FHLMC, Series 2814, Class PH	6.000%	06/15/34	61,055	66,392
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	3.258%	11/15/37	159,924	163,870
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	103,492
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	115,119
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (a)	2.658%	10/15/40	272,833	273,609
FHLMC, Series 3811, Class TA (a)	5.000%	02/15/41	262,142	290,365
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	2.658%	07/15/41	188,101	190,568
FHLMC, Series 263, Class F5 (1MO LIBOR + 50) (a)	2.658%	06/15/42	152,221	153,460
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	49,059	52,093
FNMA, Series 2012-17, Class BC	3.500%	03/25/27	1,000,000	1,006,852
FNMA, Series 12-129, Class HT	2.000%	12/25/32	81,672	70,419
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	123,622	134,553
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	240,089	275,699
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	234,098
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	211,000	228,819
FNMA, Series 2005-68, Class PG	5.500%	08/25/35	70,334	74,689
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	2.866%	07/25/36	198,864	199,987
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	98,173	104,941
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	2.596%	11/25/36	155,858	156,117
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	196,351	203,529
FNMA, Series 2015-76, Class ZB (a)	4.000%	10/25/39	33,267	32,744
FNMA, Series 2009-103, Class MB (a)	3.920%	12/25/39	102,087	109,192
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	213,856
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	609,217
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	324,814
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	298,000	259,717
FNMA, Series 411, Class A3	3.000%	08/25/42	96,814	92,597

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 18.8% (Continued)
FNMA, Series 2012-99, Class UY (a)	2.500%	09/25/42	$329,000	$272,847
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	279,000	265,700
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	330,753
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	100,000	106,506
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	307,374	349,879
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	170,000	183,109
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	99,069
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	107,633	111,588
GNMA, Series 2010-105, Class B	5.000%	08/20/40	279,249	295,524
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	5,316	5,301
GNMA, Series 2013-22, Class GA (a)	2.500%	10/20/41	107,996	101,013
GNMA, Series 2012-74, Class LY (a)	2.500%	06/20/42	225,000	195,007
GNMA, Series 2012-113, Class NZ (a)	4.500%	09/20/42	238,293	236,868
GNMA, Series 2013-37, Class F (1MO LIBOR + 27) (a)	2.435%	03/20/43	67,191	66,573
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	52,799	41,594
GNMA, Series 2017-H18, Class EB (a)	4.530%	06/20/63	345,358	353,118
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	2.580%	07/20/64	108,018	108,537
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (a)	2.665%	07/20/64	157,036	157,674
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	3.063%	05/20/66	299,742	302,817
GNMA, Series 2017-H16, Class DB (a)	4.600%	08/20/67	252,290	257,564
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	66,401	72,417
				10,040,065

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 4.0%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	$665,904	$25,706
FHLMC, Series 3874, Class KI	4.500%	08/15/25	379,390	17,843
FHLMC, Series 3102, Class TA	7.500%	01/15/36	268,141	291,005
FHLMC, Series 3607, Class AO	0.000%	04/15/36	176,439	145,996
FHLMC, Series 237, Class S14 (a)	4.442%	05/15/36	799,465	109,176
FHLMC, Series 3199, Class OC	0.000%	08/15/36	281,763	245,737
FHLMC, Series 3318, Class AO	0.000%	05/15/37	10,758	9,493
FHLMC, Series 379, Class 1	0.000%	05/25/37	105,763	93,204
FHLMC, Series 3607, Class OP	0.000%	07/15/37	133,453	112,755
FHLMC, Series 3594, Class SP (a)	4.004%	12/15/37	42,979	44,325
FNMA, Series 2012-148, Class IA	4.000%	01/25/28	557,308	62,540
FNMA, Series 348, Class 11	6.000%	01/25/34	160,925	36,489
FNMA, Series 2005-45, Class PQ (1MO LIBOR + 550) (a)	3.284%	10/25/34	530,083	33,509
FNMA, Series 390, Class 32	6.500%	12/25/34	238,710	50,795
FNMA, Series 2006-96, Class MO	0.000%	10/25/36	116,991	105,667
FNMA, Series 2010-44, Class CS (-1*1MO LIBOR + 655) (a)	4.334%	05/25/40	185,033	25,782
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	269,592	31,849
FNMA, Series 2014-42, Class SN (-1*1MO LIBOR + 605) (a)	3.834%	07/25/44	1,129,058	160,258
GNMA, Series 2010-47, Class PX (1MO LIBOR + 670) (a)	4.535%	06/20/37	850,779	110,151
GNMA, Series 2008-38, Class ID	6.000%	03/20/38	700,434	96,406
GNMA, Series 2008-40, Class SA (-1*1MO LIBOR + 640) (a)	4.242%	05/16/38	97,477	12,557
GNMA, Series 2011-145, Class QI	5.000%	11/16/41	363,391	77,090
GNMA, Series 2014-141, Class IE	4.000%	08/20/43	685,669	55,316
GNMA, Series 2012-H02, Class AI (a)	1.800%	01/20/62	1,408,781	36,547
GNMA, Series BC-H066, Class DI (a)	2.300%	05/31/64	1,063,417	17,410
GNMA, Series 2016-H20, Class GI (a)	0.780%	08/20/66	3,180,616	41,746
GNMA, Series 2017-H22, Class ID (a)	2.390%	11/20/67	728,512	10,901
GNMA, Series 2018-H08, Class NI (a)	1.160%	05/20/68	1,894,255	52,092
				2,112,345

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 1.2%
FHLMC, Pool #FG G06085	6.500%	09/01/38	$116,154	$128,498
FNMA, Pool #FN AT7120	3.500%	06/01/33	248,634	248,669
FNMA, Pool #FN AS4073	4.000%	12/01/44	287,684	292,358
				669,525

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.0%
ACC Trust, Series 2018-1, Class A (c)	3.700%	12/21/20	$108,798	$108,749
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (c)	3.540%	03/13/23	110,000	109,748
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	100,000	100,000
California Republic Auto Receivables Trust, Series 2015-4, Class C (c)	4.230%	09/15/22	100,000	99,551
CPS Auto Trust, Series 2017-D, Class C (c)	3.010%	10/17/22	100,000	98,885
CPS Auto Trust, Series 2018-B, Class D (c)	4.260%	03/15/24	153,000	152,687
CPS Auto Trust, Series 2018-C, Class D (c)	4.400%	06/17/24	105,000	105,013
Drive Auto Receivables Trust, Series 2017-3, Class D (c)	3.530%	12/15/23	100,000	99,667
Drive Auto Receivables Trust, Series 2018-2, Class D	4.140%	08/15/24	100,000	100,383
Drive Auto Receivables Trust, Series 2018-3, Class D	4.300%	09/16/24	100,000	100,747
Drive Auto Receivables Trust, Series 2018-4, Class D	4.090%	01/15/26	100,000	100,302
DT Auto Owner Trust, Series 2016-2A, Class D (a)(c)	5.430%	11/15/22	35,000	35,550
FourSight Capital Automobile Receivables Trust, Series 2018-1, Class D (a)(c)	4.190%	11/15/23	100,000	99,216
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (c)	5.280%	08/15/24	100,000	101,771
GLS Auto Receivables Trust, Series 2016-1A, Class C (c)	6.900%	10/15/21	100,000	103,180
Hertz Fleet Lease Funding LP, Series 2017-1, Class C (c)	3.140%	04/10/31	172,000	170,147
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	100,000	100,215
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (c)	5.550%	05/10/32	250,000	249,615
Honor Automobile Trust Securitization, Series 2016-1A, Class A (c)	2.940%	11/15/19	27,119	27,119

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.0% (Continued)
Navistar Dealer Note Master Owner Trust, Series 2018-1, Class D (1MO LIBOR + 155) (a)(c)	3.766%	09/25/23	$150,000	$150,004
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (a)(c)	2.798%	02/15/23	150,000	150,366
OSCAR US Funding Trust, Series 2017-1A, Class A2B (1MO LIBOR + 80) (a)(c)	2.933%	05/11/20	141,301	141,436
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (a)(c)	2.783%	11/10/20	149,716	149,880
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (a)(c)	2.623%	04/12/21	95,037	95,081
OSCAR US Funding Trust, Series 2014-1A, Class A4 (c)	2.550%	12/15/21	167,515	167,191
Prestige Auto Receivables Trust, Series 2015-1, Class E (a)(c)	4.670%	01/17/22	200,000	201,304
United Auto Credit Securitization Trust, Series 2018-2, Class D (c)	4.260%	05/10/23	100,000	99,960
				3,217,767

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 4.9%
Arcadia Receivables Credit Trust, Series 2017-1, Class A (c)	3.250%	06/15/23	$20,978	$20,989
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A (c)	2.420%	09/15/23	48,624	48,498
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class B (a)(c)	3.500%	01/16/24	200,000	199,804
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (a)(c)	3.670%	05/15/24	100,000	99,802
Freedom Financial, Series 2018-1, Class B (c)	4.560%	07/18/24	100,000	99,867
LendingClub Issuance Trust, Series 2016-NP1, Class B (c)	6.500%	06/15/22	129,673	130,404
Lendmark Funding Trust, Series 2017-1A, Class B (c)	3.770%	01/22/24	100,000	99,483
Lendmark Funding Trust, Series 2017-1A, Class C (c)	5.410%	01/22/24	150,000	152,785
Lendmark Funding Trust, Series 2016-2A, Class C (c)	6.640%	04/21/25	100,000	102,250
Mariner Finance Issuance Trust, Series 2017-AA, Class B (c)	4.740%	02/20/29	100,000	100,743
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a)(c)	2.920%	12/20/29	100,000	98,523
Mariner Finance Issuance Trust, Series 2017-BA, Class C (c)	4.570%	12/20/29	250,000	243,946
MarketPlace Loan Trust, Series 2015-AV2, Class C (c)	7.500%	10/15/21	62,829	63,058
Marlette Funding Trust, Series 2017-1A, Class B (c)	4.114%	03/15/24	150,000	150,538
Marlette Funding Trust, Series 2018-1A, Class B (c)	3.190%	03/15/28	126,000	124,840
Marlette Funding Trust, Series 2018-3A, Class C (c)	4.630%	09/15/28	100,000	99,934
OneMain Financial Issuance Trust, Series 2016-2A, Class B (c)	5.940%	03/20/28	250,000	255,060
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (c)	3.480%	09/15/23	100,000	99,848

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 4.9% (Continued)
Prosper Marketplace Issuance Trust, Series 2018-1A, Class B (a)(c)	3.900%	06/17/24	$100,000	$99,991
Upstart Securitization Trust, Series 2017-1, Class A (c)	2.639%	06/20/24	52,062	51,983
Upstart Securitization Trust, Series 2017-1, Class B (c)	3.802%	06/20/24	150,000	149,584
Upstart Securitization Trust, Series 2017-2, Class A (c)	2.508%	03/20/25	51,942	51,810
Upstart Securitization Trust, Series 2018-2, Class B (c)	4.445%	12/22/25	100,000	100,123
				2,643,863
Equipment - 1.6%
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (c)	2.210%	11/20/21	55,892	55,580
Business Jet Securities LLC, Series 2018-1, Class A (a)(c)	4.335%	02/15/33	106,243	106,378
Business Jet Securities LLC, Series 2018-1, Class B (a)(c)	6.048%	02/15/33	87,412	89,092
Business Jet Securities LLC, Series 2018-2, Class A (c)	4.447%	06/15/33	141,667	141,886
Business Jet Securities LLC, Series 2018-2, Class B (c)	5.437%	06/15/33	95,409	95,553
CAL Funding Ltd., Series 2018-2A, Class A (c)	4.340%	09/25/43	200,000	200,781
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	87,500	85,131
SCF Equipment Trust LLC, Series 2017-1A, Class A (c)	3.770%	01/20/23	59,326	59,285
				833,686

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 8.4%
A10 Securitization, Series 2017-1A, Class A1FL (1MO LIBOR + 85) (a)(c)	3.009%	03/15/36	$200,926	$201,078
A10 Securitization, Series 2017-1A, Class C (c)	4.050%	03/15/36	250,000	244,115
A10 Securitization, Series 2017-1A, Class D (c)	4.700%	03/15/36	250,000	242,647
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	139,936	139,254
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	120,944	118,815
AMSR Trust, Series 2016-SFR1, Class A (1MO LIBOR + 140) (a)(c)	3.559%	11/17/33	100,000	100,089
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	123,491	122,861
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	4.508%	08/15/32	250,000	251,220
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 400) (a)(c)	8.195%	11/15/33	100,000	101,052
Barclays Commercial Mortgage Securities, Series 2016-ETC, Class A (c)	2.937%	08/14/36	100,000	92,730
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	106,150	104,365
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	144,619
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (a)(c)	3.748%	02/13/32	100,000	100,187
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (a)(c)	4.409%	11/15/34	100,000	100,380
FCRE LLC, Series 2016-1A, Class D (1MO LIBOR + 585) (a)(c)	8.066%	05/21/36	92,721	92,689
FREMF Mortgage Trust, Series 2012-K21, Class C (a)(c)	4.070%	07/25/22	450,000	446,735
FREMF Mortgage Trust, Series 2012-K23, Class C (a)(c)	3.780%	10/25/45	90,000	89,171
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 245) (a)(c)	4.159%	03/17/37	150,000	150,607

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 8.4% (Continued)
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (a)(c)	3.809%	07/17/37	$150,000	$151,154
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (a)(c)	4.658%	01/14/35	100,000	100,052
Progress Residential Trust, Series 2015-SFR2, Class A (c)	2.740%	06/12/32	227,061	223,836
Progress Residential Trust, Series 2015-SFR3, Class A (c)	3.067%	11/12/32	212,820	210,788
Progress Residential Trust, Series 2015-SFR3, Class D (c)	4.673%	11/12/32	100,000	100,922
Progress Residential Trust, Series 2017-SFR2, Class B (c)	3.196%	12/17/34	100,000	96,835
RAIT Trust, Series 2016-FL6, Class B (1MO LIBOR + 265) (a)(c)	4.759%	11/13/31	33,731	33,728
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (a)(c)	6.066%	05/25/34	250,000	251,307
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B (1MO LIBOR + 200) (a)(c)	4.168%	07/15/34	94,832	94,832
Tricon American Homes, Series 2016-SFR1, Class C (c)	3.487%	11/17/33	100,000	98,163
Tricon American Homes, Series 2018-SFR1, Class A (c)	3.530%	05/17/37	200,000	196,011
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(c)	5.840%	02/15/44	100,000	101,072
				4,501,314
Non Agency MBS CMO - 1.0%
Arroyo Mortgage Trust, Series 2018-1, Class A1 (c)	3.763%	04/25/48	139,270	139,313
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (c)	4.580%	06/25/48	133,123	133,123
Structured Asset Securities Corp., Series 2003-37A, Class 2A (a)	3.890%	12/25/33	16,282	16,354
Vericrest Opportunity Loan Tranche, Series 2018-NPL5, Class A1A (c)	4.213%	08/25/48	150,000	149,709
WaMu Mortgage Pass-Through Certificate, Series 2003-AR11, Class A6 (a)	3.450%	10/25/33	23,673	24,005
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (a)	4.390%	09/25/33	57,421	58,193
				520,697

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 5.9%
College Ave Student Loans, Series 2017-A, Class B (c)	4.500%	11/26/46	$100,000	$98,613
College Ave Student Loans, Series 2018-A, Class B (a)(c)	4.750%	12/26/47	100,000	99,239
College Ave Student Loans, Series 2018-A, Class C (a)(c)	5.500%	12/26/47	100,000	95,814
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	104,307	101,482
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	204,745	202,223
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	150,000	149,509
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	195,557
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	103,459	101,528
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	260,000	253,803
Social Professional Loan Program, Series 2015-D, Class B (a)(c)	3.590%	10/26/37	250,907	249,007
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	144,623
Social Professional Loan Program, Series 2017-E, Class A2B (a)(c)	2.720%	11/26/40	225,000	217,278
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	677,720
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	192,395
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (a)(c)	2.566%	02/25/42	158,110	158,127
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	200,000	199,639
				3,136,557

Total Securitized				$32,444,816

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Treasury - 19.2%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (b)	1.250%	12/31/18	$250,000	$249,393
U.S. Treasury Notes	1.125%	01/15/19	150,000	149,510
U.S. Treasury Notes	1.375%	04/30/21	300,000	288,949
U.S. Treasury Notes	1.625%	11/15/22	1,000,000	949,414
U.S. Treasury Notes	2.000%	11/30/22	1,000,000	963,594
U.S. Treasury STRIPS (b)	0.000%	02/15/23	700,000	614,643
U.S. Treasury Bonds	1.500%	03/31/23	500,000	469,844
U.S. Treasury Notes	1.625%	04/30/23	100,000	94,387
U.S. Treasury Notes	2.500%	05/15/24	250,000	243,867
U.S. Treasury Notes	2.250%	11/15/24	250,000	239,609
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	247,418
U.S. Treasury Notes	2.000%	08/15/25	950,000	890,365
U.S. Treasury Notes	2.250%	11/15/25	100,000	95,062
U.S. Treasury Notes	1.625%	02/15/26	525,000	476,520
U.S. Treasury STRIPS (b)	0.000%	05/15/28	1,000,000	739,837
U.S. Treasury STRIPS	0.000%	11/15/31	250,000	164,801
U.S. Treasury STRIPS	0.000%	02/15/33	600,000	379,106
U.S. Treasury Bonds	4.250%	05/15/39	100,000	116,582
U.S. Treasury Bonds	3.875%	08/15/40	550,000	610,586
U.S. Treasury Notes	4.250%	11/15/40	300,000	350,965
U.S. Treasury Bonds (b)	4.750%	02/15/41	450,000	562,992
U.S. Treasury STRIPS	0.000%	08/15/41	150,000	71,570
U.S. Treasury Bonds	2.750%	11/15/42	800,000	740,031
U.S. Treasury Bonds	3.750%	11/15/43	500,000	547,305
Total Treasury				$10,256,350

Registered Investment Companies - 9.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (d)	1,100,059	1,100,169
State Street Navigator Securities Lending Portfolio I, 2.27% (d)	3,741,845	3,741,845

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Registered Investment Companies - 9.1% (Continued)	Shares	Fair Value

Total Registered Investment Companies		$4,842,014

Total Investment Securities - 107.0% (Cost $58,850,454)		$57,155,148

Net Other Assets (Liabilities) - (7.0)%		(3,731,595)

Net Assets - 100.0%		$53,423,553

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2018. The benchmark on which the rate is calculated is shown parenthetically (in basis points); otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $3,668,714.
(c)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of September 30, 2018 was $18,554,311, representing 34.7% of net assets.
(d)	The rate shown is the effective interest rate as of September 30, 2018.

BV - Besloten Vennootschap

LIBOR - London Interbank Offered Rate

NA - National Association

NV - Naamloze Vennootschap

SA - Societe Anonyme

SCS - Sociedad en Comandita Simple

See accompanying notes to Schedules of Investments.

Diamond Hill Corporate Credit Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Collateralized Debt Obligations - 0.1%	Maturity	Shares / Par Value	Fair Value
Alesco Preferred Funding Ltd. IV, Class PNN *	03/23/35	$621,631	$224,325
Alesco Preferred Funding Ltd., Class PPNE *	03/23/35	336,608	115,786
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *	11/05/41	611,948	257,377
Taberna Preferred Funding Ltd., Class PPN2 *	07/05/35	1,175,564	423,691
Total Collateralized Debt Obligations			1,021,179

Corporate Bonds - 82.9%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 2.6%
Delphi Jersey Holdings plc (a)	5.000%	10/01/25	5,162,000	4,858,733
Fiat Chrysler Automobiles NV (b)	5.250%	04/15/23	14,769,000	15,060,096
				19,918,829
Banking - 9.4%
Popular, Inc.	7.000%	07/01/19	39,212,000	40,211,906
Popular, Inc.	6.125%	09/14/23	30,600,000	30,978,828
				71,190,734
Basic Industry - 12.1%
Axalta Coating Systems Dutch Holding (a)	4.875%	08/15/24	9,618,000	9,425,640
Beacon Escrow Corp. (a)(b)	4.875%	11/01/25	3,300,000	3,040,125
Century Communities, Inc.	6.875%	05/15/22	17,514,000	17,908,064
Century Communities, Inc.	5.875%	07/15/25	16,677,000	15,514,613
First Quantum Minerals LLC (a)(b)	7.000%	02/15/21	2,350,000	2,323,562
Mueller Industries, Inc. (b)	6.000%	03/01/27	15,000,000	14,437,500
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	3,800,000	3,876,000
Summit Materials LLC	8.500%	04/15/22	4,847,000	5,149,938
Summit Materials LLC (a)	5.125%	06/01/25	2,667,000	2,500,313
TRI Pointe Group, Inc.	5.875%	06/15/24	3,720,000	3,692,100
Valvoline, Inc.	5.500%	07/15/24	11,005,000	11,032,513
Valvoline, Inc.	4.375%	08/15/25	2,860,000	2,659,800
				91,560,168
Capital Goods - 0.7%
Manitowoc Co., Inc (a)	12.750%	08/15/21	4,470,000	4,883,475

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 82.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Goods - 4.8%
Cooke Omega/Alpha Vessel (a)	8.500%	12/15/22	$3,117,000	$3,109,208
Coty, Inc. (a)(b)	6.500%	04/15/26	7,420,000	6,914,513
KAR Auction Services, Inc. (a)	5.125%	06/01/25	4,794,000	4,650,180
Pilgrim's Pride Corp. (a)(b)	5.875%	09/30/27	14,608,000	13,804,559
Scotts Miracle-Gro Co.	6.000%	10/15/23	2,970,000	3,051,675
US Foods, Inc. (a)(b)	5.875%	06/15/24	4,900,000	4,924,500
				36,454,635
Energy - 9.7%
Carrizo Oil & Gas, Inc.	7.500%	09/15/20	2,237,000	2,237,000
Centennial Resource Production LLC (a)	5.375%	01/15/26	1,606,000	1,597,970
Diamondback Energy, Inc. (a)	4.750%	11/01/24	6,044,000	6,051,555
Diamondback Energy, Inc. (a)	5.375%	05/31/25	10,144,000	10,372,239
Energen Corp.	4.625%	09/01/21	2,846,000	2,860,230
Energen Corp.	7.125%	02/15/28	15,045,000	16,850,400
Magnolia Oil & Gas Corp. (a)	6.000%	08/01/26	5,737,000	5,722,657
Parsley Energy LLC (a)	5.375%	01/15/25	25,000	25,063
Resolute Energy Corp.	8.500%	05/01/20	5,167,000	5,173,459
Welltec A/S (a)	9.500%	12/01/22	21,381,000	22,182,788
				73,073,361
Financial Services - 10.9%
Alliance Data Systems Corp. (a)	5.875%	11/01/21	2,659,000	2,712,180
Alliance Data Systems Corp. (a)(b)	5.375%	08/01/22	35,852,000	36,120,889
Credit Acceptance Corp.	6.125%	02/15/21	3,550,000	3,581,063
Credit Acceptance Corp.	7.375%	03/15/23	6,430,000	6,735,425
Quicken Loans, Inc. (a)	5.750%	05/01/25	12,335,000	12,319,581
USIS Merger Sub, Inc. (a)	6.875%	05/01/25	10,073,000	10,047,818
Vantiv, Inc. (a)	4.375%	11/15/25	11,613,000	11,032,350
				82,549,306
Health Care - 2.1%
Davita Healthcare Partners, Inc. (b)	5.750%	08/15/22	2,660,000	2,712,136
Davita Healthcare Partners, Inc.	5.125%	07/15/24	6,541,000	6,312,065
HCA Holdings, Inc.	7.750%	07/15/36	3,583,000	3,905,470
Teva Pharmaceuticals Finance Netherlands III BV (a)(b)	6.000%	04/15/24	3,230,000	3,279,249
				16,208,920

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 82.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.6%
MGIC Investment Corp. (a)	5.750%	08/15/23	$2,548,000	$2,662,660
Nationstar Mortgage Holdings, Inc. (a)	8.125%	07/15/23	8,520,000	8,922,996
Radian Group, Inc.	4.500%	10/01/24	225,000	221,063
				11,806,719
Leisure - 3.5%
CCM Merger, Inc. (a)	6.000%	03/15/22	12,306,000	12,631,617
Golden Nugget, Inc. (a)	6.750%	10/15/24	3,137,000	3,182,110
RHP Hotel Properties LP	5.000%	04/15/23	2,400,000	2,401,008
Station Casinos LLC (a)	5.000%	10/01/25	3,244,000	3,107,103
Wynn Las Vegas LLC (a)	5.500%	03/01/25	5,307,000	5,127,889
				26,449,727
Media - 7.4%
Cimpress NV (a)	7.000%	06/15/26	29,175,000	29,466,750
Graham Holdings Co. (a)	5.750%	06/01/26	900,000	921,375
Liberty Interactive LLC (b)	8.250%	02/01/30	5,317,000	5,669,517
Netflix, Inc. (b)	5.875%	02/15/25	7,240,000	7,484,350
Netflix, Inc. (a)(b)	5.875%	11/15/28	725,000	724,507
Quad Graphics, Inc.	7.000%	05/01/22	2,694,000	2,727,675
Townsquare Media, Inc. (a)(b)	6.500%	04/01/23	9,381,000	8,677,425
				55,671,599
Real Estate - 1.4%
iStar Financial, Inc.	4.625%	09/15/20	2,120,000	2,114,700
Kennedy Wilson, Inc.	5.875%	04/01/24	8,512,000	8,384,320
				10,499,020
Retail - 7.4%
Arch Merger Sub, Inc. (a)(b)	8.500%	09/15/25	13,317,000	12,501,334
FirstCash, Inc. (a)	5.375%	06/01/24	13,884,000	13,953,420
L Brands, Inc. (b)	6.875%	11/01/35	2,468,000	2,085,460
L Brands, Inc.	6.750%	07/01/36	1,850,000	1,526,250
Nathan's Famous, Inc. (a)	6.625%	11/01/25	18,294,000	18,271,132
Signet UK Finance plc (b)	4.700%	06/15/24	8,178,000	7,746,345
				56,083,941

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 82.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Services - 1.0%
Ashtead Capital, Inc. (a)	5.625%	10/01/24	$3,905,000	$4,046,556
Laureate Education, Inc. (a)	8.250%	05/01/25	6,000	6,425
Matthews International Corp. (a)	5.250%	12/01/25	3,445,000	3,333,038
				7,386,019
Technology & Electronics - 1.5%
First Data Corp. (a)	5.750%	01/15/24	3,625,000	3,671,219
Symantec Corp. (a)	5.000%	04/15/25	6,325,000	6,268,049
WEX, Inc. (a)	4.750%	02/01/23	1,736,000	1,733,830
				11,673,098
Telecommunications - 4.4%
Cogent Communications, Inc. (a)	5.625%	04/15/21	24,115,000	24,235,575
Frontier Communications Corp. (a)(b)	8.500%	04/01/26	9,800,000	9,261,000
				33,496,575
Transportation - 2.4%
Allegiant Travel Co.	5.500%	07/15/19	5,690,000	5,746,900
Intrepid Aviation Group Holdings LLC (a)(b)	8.500%	08/15/21	4,000,000	4,020,000
Mobile Mini, Inc.	5.875%	07/01/24	7,592,000	7,705,880
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	240,568	246,377
United Continental Holdings, Inc. (b)	4.250%	10/01/22	350,000	346,500
				18,065,657

Total Corporate Bonds				$626,971,783

Registered Investment Companies - 24.2%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	3,150,309	31,755,118
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (d)	85,097,195	85,105,705
State Street Navigator Securities Lending Portfolio I, 2.27% (d)	66,004,430	66,004,430
Total Registered Investment Companies		$182,865,253

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Total Investment Securities - 107.2% (Cost $813,594,775)	$810,858,215

Net Other Assets (Liabilities) - (7.2)%	(54,510,167)

Net Assets - 100.0%	$756,348,048

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of September 30, 2018 was $362,501,157, representing 47.9% of total assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $64,758,611.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of September 30, 2018.

A/S - Aktieselskab

BV - Besloten Vennootschap

NV - Naamloze Vennootschap

plc - Public Limited Company

*	Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd. IV, Class PNN	December-04	$621,631	$224,325	0.03%
Alesco Preferred Funding Ltd., Class PPNE	March-05	336,608	115,786	0.02%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	516,109	257,377	0.03%
Taberna Preferred Funding Ltd., Class PPN2	March-05	1,046,128	423,691	0.06%
		$2,520,476	$1,021,179	0.14%

See accompanying notes to Schedules of Investments.

Diamond Hill High Yield Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Corporate Bonds - 95.8%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 0.5%
Access Point Financial, Series 2017-A (a)	5.820%	04/15/29	$250,000	$247,316

Auto Loan - 1.1%
CIG Auto Receivables Trust, Series 2017-1A (a)	5.330%	12/16/24	400,000	398,231
Honor Automobile Trust Securitization, Series 2016-1A (a)	8.050%	11/15/22	200,000	200,993
				599,224
Automotive - 2.7%
Delphi Jersey Holdings plc (a)	5.000%	10/01/25	605,000	569,456
Fiat Chrysler Automobiles NV	5.250%	04/15/23	850,000	866,754
				1,436,210
Banking - 7.0%
Popular, Inc.	7.000%	07/01/19	1,300,000	1,333,150
Popular, Inc.	6.125%	09/14/23	2,400,000	2,429,712
				3,762,862
Basic Industry - 13.1%
Axalta Coating Systems Dutch Holding (a)	4.875%	08/15/24	925,000	906,500
Beacon Escrow Corp. (a)	4.875%	11/01/25	600,000	552,750
Century Communities, Inc.	5.875%	07/15/25	1,950,000	1,814,085
First Quantum Minerals LLC (a)	7.000%	02/15/21	500,000	494,375
GCP Applied Technologies, Inc. (a)	5.500%	04/15/26	105,000	103,294
Mueller Industries, Inc. (b)	6.000%	03/01/27	1,250,000	1,203,125
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	700,000	714,000
Summit Materials LLC (a)	5.125%	06/01/25	250,000	234,375
TRI Pointe Group, Inc.	5.875%	06/15/24	100,000	99,250
Valvoline, Inc.	5.500%	07/15/24	710,000	711,775
Valvoline, Inc.	4.375%	08/15/25	200,000	186,000
				7,019,529
Capital Goods - 1.5%
Manitowoc Co., Inc (a)	12.750%	08/15/21	575,000	628,188
Welbilt, Inc.	9.500%	02/15/24	161,000	175,892
				804,080

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 95.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 0.4%
Arcadia Receivables Credit Trust, Series 2017-1 (a)	5.500%	06/15/23	$223,000	$223,856

Consumer Goods - 6.3%
Cooke Omega/Alpha Vessel (a)	8.500%	12/15/22	304,000	303,240
Coty, Inc. (a)(b)	6.500%	04/15/26	925,000	861,984
KAR Auction Services, Inc. (a)	5.125%	06/01/25	475,000	460,750
Pilgrim's Pride Corp. (a)	5.875%	09/30/27	1,400,000	1,323,000
Scotts Miracle-Gro Co.	6.000%	10/15/23	325,000	333,937
US Foods, Inc. (a)	5.875%	06/15/24	100,000	100,500
				3,383,411
Energy - 15.8%
Carrizo Oil & Gas, Inc.	7.500%	09/15/20	500,000	500,000
Centennial Resource Production LLC (a)	5.375%	01/15/26	400,000	398,000
Diamondback Energy, Inc.	4.750%	11/01/24	475,000	475,594
Diamondback Energy, Inc. (a)	5.375%	05/31/25	750,000	766,875
Energen Corp.	7.125%	02/15/28	3,000,000	3,360,000
Magnolia Oil & Gas Corp. (a)	6.000%	08/01/26	650,000	648,375
Resolute Energy Corp.	8.500%	05/01/20	600,000	600,750
Welltec A/S (a)	9.500%	12/01/22	1,675,000	1,737,813
				8,487,407
Equipment - 0.2%
Ascentium Equipment Receivables Trust, Series 2016-2A (a)(c)	6.790%	10/10/24	100,000	104,013

Financial Services - 10.8%
Alliance Data Systems Corp. (a)	5.875%	11/01/21	300,000	306,000
Alliance Data Systems Corp. (a)	5.375%	08/01/22	2,275,000	2,292,063
Credit Acceptance Corp.	6.125%	02/15/21	300,000	302,625
Credit Acceptance Corp.	7.375%	03/15/23	525,000	549,938
Quicken Loans, Inc. (a)	5.750%	05/01/25	975,000	973,781
USIS Merger Sub, Inc. (a)	6.875%	05/01/25	575,000	573,563
Vantiv, Inc. (a)	4.375%	11/15/25	875,000	831,250
				5,829,220

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 95.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Health Care - 2.6%
Davita Healthcare Partners, Inc.	5.125%	07/15/24	$675,000	$651,375
HCA Holdings, Inc.	7.750%	07/15/36	675,000	735,750
				1,387,125
Insurance - 0.2%
MGIC Investment Corp. (a)	5.750%	08/15/23	100,000	104,500
Radian Group, Inc.	4.500%	10/01/24	25,000	24,562
				129,062
Leisure - 4.5%
CCM Merger, Inc. (a)	6.000%	03/15/22	525,000	538,892
Golden Nugget, Inc. (a)	6.750%	10/15/24	400,000	405,752
RHP Hotel Properties LP	5.000%	04/15/23	575,000	575,241
Station Casinos LLC (a)	5.000%	10/01/25	400,000	383,120
Wynn Las Vegas LLC (a)	5.500%	03/01/25	550,000	531,438
				2,434,443
Media - 9.3%
Cimpress NV (a)	7.000%	06/15/26	2,625,000	2,651,250
Graham Holdings Co. (a)	5.750%	06/01/26	350,000	358,312
Netflix, Inc.	5.875%	02/15/25	425,000	439,344
Netflix, Inc. (a)(b)	5.875%	11/15/28	575,000	574,609
Quad Graphics, Inc.	7.000%	05/01/22	250,000	253,125
Townsquare Media, Inc. (a)(b)	6.500%	04/01/23	800,000	740,000
				5,016,640
Non Agency CMBS - 0.5%
Fort CRE LLC, Series 2016-1A (1MO LIBOR + 800) (a)(c)	10.216%	05/21/36	250,000	250,038

Non Agency MBS CMO - 0.4%
Cascade Funding Mortgage Trust, Series 2018-RM1 (a)	5.875%	06/25/48	200,000	200,000

Real Estate - 1.5%
Kennedy Wilson, Inc.	5.875%	04/01/24	800,000	788,000

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 95.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 7.7%
Arch Merger Sub, Inc. (a)(b)	8.500%	09/15/25	$1,000,000	$938,750
FirstCash, Inc. (a)	5.375%	06/01/24	1,250,000	1,256,250
L Brands, Inc.	6.875%	11/01/35	390,000	329,550
L Brands, Inc.	6.750%	07/01/36	150,000	123,750
Nathan's Famous, Inc. (a)	6.625%	11/01/25	1,500,000	1,498,125
				4,146,425
Services - 0.8%
Matthews International Corp. (a)	5.250%	12/01/25	450,000	435,375

Technology & Electronics - 2.3%
First Data Corp. (a)	5.750%	01/15/24	300,000	303,825
Symantec Corp. (a)	5.000%	04/15/25	650,000	644,147
WEX, Inc. (a)	4.750%	02/01/23	300,000	299,625
				1,247,597
Telecommunications - 3.4%
Cogent Communications, Inc. (a)	5.625%	04/15/21	1,025,000	1,030,125
Frontier Communications Corp. (a)(b)	8.500%	04/01/26	850,000	803,250
				1,833,375
Transportation - 3.2%
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	38,966	39,932
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	123,955	126,570
Intrepid Aviation Group Holdings LLC (a)	8.500%	08/15/21	500,000	502,500
Mobile Mini, Inc.	5.875%	07/01/24	775,000	786,625
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	225,008	237,328
				1,692,955

Total Corporate Bonds				$51,458,163

Registered Investment Companies - 9.3%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 2.14% (d)	1,716,816	1,716,987

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Registered Investment Companies - 9.3% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 2.27% (d)	3,291,040	$3,291,040
Total Registered Investment Companies		$5,008,027

Total Investment Securities - 105.1% (Cost $56,438,816)		$56,466,190

Net Other Assets (Liabilities) - (5.1)%		(2,734,124)

Net Assets - 100.0%		$53,732,066

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of September 30, 2018 was $31,404,424, representing 58.4% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2018 was $3,226,582.
(c)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2018. The benchmark on which the rate is calculated is shown parenthetically (in basis points); otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.
(d)	The rate shown is the effective interest rate as of September 30, 2018.

A/S - Aktieselskab

LIBOR - London Interbank Offered Rate

NV - Naamloze Vennootschap

plc - Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Funds
Notes to Schedules of Investments and Investments Sold Short
September 30, 2018 (Unaudited)

1. Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

With the exception of the Mid Cap Fund, Financial Long-Short Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

2. Significant Accounting Policies

New Accounting Pronouncement:

In March 2017, FASB issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” (the “ASU”) which shortens the amortization period for certain callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of the guidance to the Funds.

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust's Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. As of September 30, 2018, seven international securities held in the Research Opportunities Fund and seventeen international securities held in the Global Fund were fair valued using this systematic valuation model. These securities had a total fair value of $3,820,129 and $5,844,268, representing 6.0% and 38.1%, respectively, of net assets of the Funds.

As of September 30, 2018, the Small Cap Fund and Corporate Credit Fund had approximately 0.2% and 0.1%, respectively, of their net assets valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1 and 2 as of September 30, 2018 based on input levels assigned at December 31, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Cap Fund
Common Stocks*	$1,245,346,076	$-	$3,121,250	$1,248,467,326
Registered Investment Companies	274,472,682	-	-	274,472,682
Total	$1,519,818,758	$-	$3,121,250	$1,522,940,008

Small-Mid Cap Fund
Common Stocks*	$2,292,051,581	$-	$-	$2,292,051,581
Registered Investment Companies	306,494,129	-	-	306,494,129
Total	$2,598,545,710	$-	$-	$2,598,545,710

Mid Cap Fund
Common Stocks*	$116,420,815	$-	$-	$116,420,815
Registered Investment Companies	14,378,542	-	-	14,378,542
Total	$130,799,357	$-	$-	$130,799,357

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Large Cap Fund
Common Stocks*	$6,303,019,763	$-	$-	$6,303,019,763
Registered Investment Companies	187,434,336	-	-	187,434,336
Total	$6,490,454,099	$-	$-	$6,490,454,099

All Cap Select Fund
Common Stocks*	$209,642,794	$-	$-	$209,642,794
Registered Investment Companies	13,683,950	-	-	13,683,950
Total	$223,326,744	$-	$-	$223,326,744

Long-Short Fund
Common Stocks*	$3,419,412,610	$-	$-	$3,419,412,610
Registered Investment Companies	1,226,744,347	-	-	1,226,744,347
Total	$4,646,156,957	$-	$-	$4,646,156,957

Research Opportunities Fund
Common Stocks*	$65,221,872	$3,820,129	$-	$69,042,001
Corporate Bonds*	-	472,500	-	472,500
Registered Investment Companies	17,453,882	-	-	17,453,882
Total	$82,675,754	$4,292,629	$-	$86,968,383

Financial Long-Short Fund
Common Stocks*	$29,210,629	$-	$-	$29,210,629
Registered Investment Companies	6,547,329	-	-	6,547,329
Total	$35,757,958	$-	$-	$35,757,958

Global Fund
Common Stocks*	$9,082,909	$5,844,268	$-	$14,927,177
Registered Investment Companies	813,885	-	-	813,885
Total	$9,896,794	$5,844,268	$-	$15,741,062
Short Duration Fund
Corporate Credit*	$-	$32,985,395	$-	$32,985,395
Securitized*	-	415,185,142	-	415,185,142
Treasury	-	29,857,613	-	29,857,613
Registered Investment Companies	34,938,495	-	-	34,938,495
Total	$34,938,495	$478,028,150	$-	$512,966,645

Core Bond Fund
Corporate Credit*	$-	$8,988,138	$-	$8,988,138
Government Related	-	623,830	-	623,830
Securitized*	-	32,444,816	-	32,444,816
Treasury	-	10,256,350	-	10,256,350
Registered Investment Companies	4,842,014	-	-	4,842,014
Total	$4,842,014	$52,313,134	$-	$57,155,148

Corporate Credit Fund
Collateralized Debt Obligations	$-	$1,021,179	$-	$1,021,179
Corporate Bonds*	-	626,971,783	-	626,971,783
Registered Investment Companies	182,865,253	-	-	182,865,253
Total	$182,865,253	$627,992,962	$-	$810,858,215

High Yield Fund
Corporate Bonds*	$-	$51,458,163	$-	$51,458,163
Registered Investment Companies	5,008,027	-	-	5,008,027
Total	$5,008,027	$51,458,163	$-	$56,466,190

Investments in Securities Sold Short (Liabilities)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Long-Short Fund
Common Stocks*	$(857,719,262)	$-	$-	$(857,719,262)

Research Opportunities Fund
Common Stocks*	$(13,669,204)	$-	$-	$(13,669,204)

Financial Long-Short Fund
Common Stocks*	$(4,190,034)	$-	$-	$(4,190,034)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The following table presents the Small Cap Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended September 30, 2018.

Common Stocks
Value, December 31, 2017	$14,144,401
Purchases	-
Sales	-
Net realized gains	-
Net change in unrealized appreciation (depreciation)	(11,023,151)
Value, September 30, 2018	$3,121,250

There were no transfers into or out of Level 3 for the period ended September 30, 2018.

The following table summarizes the valuation techniques used and unobservable inputs approved and monitored by the Board of Trustees to determine the fair value of Small Cap Fund’s Level 3 common stocks as of September 30, 2018:

	Fair Value	Valuation Technique	Unobservable Input	Range	Impact to Valuation From a Decrease in Input
Common stocks	$3,121,250	Net present value calculation of net asset value of the liquidating trust	Value of assets and liabilities in liquidating trust	$1.61 per share	Decrease in valuation
			Discount rate	0% - 9%	Increase in valuation

This security is presently part of a liquidating trust. The Fair Value Committee’s valuation method for this security is based on calculating a share price based on the net asset value by reviewing the latest available public information on assets and liabilities held in the liquidating trust. Once the net asset value is calculated, the Fair Value Committee applies an appropriate market discount rate used to calculate the net present value of the expected cash flows that will potentially be received by the Fund.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Corporate Credit Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion.

As of September 30, 2018, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received

Small Cap Fund	$94,655,298	$97,410,346
Small-Mid Cap Fund	91,308,993	93,617,792
Mid Cap Fund	2,897,231	2,964,506
Large Cap Fund	65,359,286	65,607,531
Long-Short Fund	756,906,596	775,342,229
Research Opportunities Fund	16,997,674	17,453,882
Financial Long-Short Fund	6,027,853	6,192,164
Global Fund	386,323	397,985
Short Duration Fund	14,747,084	15,044,640
Core Bond Fund	3,668,714	3,741,845
Corporate Credit Fund	64,758,611	66,004,430
High Yield Fund	3,226,582	3,291,040

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

3. Federal Tax Information

As of September 30, 2018, cost and unrealized appreciation (depreciation) on a tax basis for investment securities were as follows:

	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill Large Cap Fund

Cost of portfolio investments	$1,137,029,517	$2,172,573,506	$114,967,100	$4,831,062,098

Gross unrealized appreciation	$449,430,286	$519,467,880	$20,729,304	$1,808,095,905
Gross unrealized depreciation	(63,519,795)	(93,495,676)	(4,897,047)	(148,703,904)

Net unrealized appreciation	$385,910,491	$425,972,204	$15,832,257	$1,659,392,001

			Diamond Hill	Diamond Hill
	Diamond Hill	Diamond Hill	Research	Financial
	All Cap Select	Long-Short	Opportunities	Long-Short
	Fund	Fund	Fund	Fund

Cost of portfolio investments and securities sold short	$197,954,433	$2,953,999,085	$63,706,896	$28,122,784

Gross unrealized appreciation	$31,236,358	$1,090,627,290	$14,441,858	$5,418,715
Gross unrealized depreciation	(5,864,047)	(256,188,680)	(4,849,575)	(1,973,575)

Net unrealized appreciation	$25,372,311	$834,438,610	$9,592,283	$3,445,140

				Diamond Hill
	Diamond Hill	Diamond Hill	Diamond Hill	Corporate
	Global	Short Duration	Core Bond	Credit
	Fund	Fund	Fund	Fund

Cost of portfolio investments	$16,132,804	$513,939,432	$58,850,454	$813,924,800

Gross unrealized appreciation	$682,423	$1,781,804	$259,009	$5,712,251
Gross unrealized depreciation	(1,074,165)	(2,754,591)	(1,954,315)	(8,778,836)

Net unrealized depreciation	$(391,742)	$(972,787)	$(1,695,306)	$(3,066,585)

	Diamond Hill
	High Yield
	Fund

Cost of portfolio investments	$56,481,777

Gross unrealized appreciation	$571,580
Gross unrealized depreciation	(587,167)

Net unrealized depreciation	$(15,587)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. Affiliated Investments

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, All Cap Select Fund, Long-Short Fund and Corporate Credit Fund each own Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Total Return Fund during the six months ended September 30, 2018 is as follows:

Affiliated Fund	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill All Cap Select Fund	Diamond Hill Long-Short Fund	Diamond Hill Corporate Credit Fund

Diamond Hill Short Duration Fund

Value, December 31, 2017	$56,711,326	$47,270,443	$2,163,880	$2,834,923	$83,461,099	$26,071,860

Purchases	1,471,583	1,320,647	60,455	79,202	7,456,859	5,762,575
Sales	(5,000,000)	-	-	-	-	-
Realized Gains	(4,768)	-	-	-	-	-
Change in Unrealized Appreciation/Depreciation	(155,598)	(140,253)	(6,421)	(8,411)	(257,503)	(79,317)

Value, September 30, 2018	$53,022,543	$48,450,837	$2,217,914	$2,905,714	$90,660,455	$31,755,118

Income Distributions	$1,471,583	$1,320,647	$60,455	$79,202	$2,456,859	$762,575

5. Subsequent Events

The Funds evaluated events from September 30, 2018 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	November 29, 2018

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	November 29, 2018